PGIM Strategic Bond Fund
Schedule of Investments  (unaudited)
as of May 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments 98.4%
Asset-Backed Securities 13.9%
Automobiles 0.2%
JPMorgan Chase Bank NA,
Series 2020-01, Class R, 144A	33.784%	01/25/28		774	$842,799
Series 2020-02, Class F, 144A	5.763	02/25/28		700	715,890
Series 2021-01, Class E, 144A	2.365	09/25/28		600	600,513

Santander Consumer Auto Receivables Trust, Series 2021-AA, Class E, 144A	3.280	03/15/27		1,000	1,018,988
					3,178,190
Collateralized Loan Obligations 11.7%
AIG CLO Ltd., Series 2020-01A, Class A, 144A, 3 Month LIBOR + 2.050% (Cap N/A, Floor 2.050%)	2.234(c)	05/22/29		3,000	3,006,934
Anchorage Capital Europe CLO (Ireland), Series 01X, Class A2	1.500	01/15/31	EUR	3,000	3,697,625
Anchorage Credit Opportunities CLO Ltd. (Cayman Islands), Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.950% (Cap N/A, Floor 1.950%)	2.138(c)	01/20/32		7,000	7,038,261
Ares European CLO BV (Netherlands), Series 2013-06A, Class B1RR, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)	1.250(c)	04/15/30	EUR	4,450	5,428,256
Armada Euro CLO DAC (Ireland), Series 02A, Class A3, 144A	1.500	11/15/31	EUR	250	305,378
Bain Capital Credit CLO Ltd. (Cayman Islands), Series 2019-03A, Class A, 144A, 3 Month LIBOR + 1.340% (Cap N/A, Floor 1.340%)	1.526(c)	10/21/32		9,000	9,014,790
Bain Capital Euro CLO DAC (Ireland), Series 2020-01A, Class A, 144A, 3 Month EURIBOR + 1.100% (Cap N/A, Floor 1.100%)	1.100(c)	01/24/33	EUR	10,000	12,244,783
Ballyrock CLO Ltd. (Cayman Islands), Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.360% (Cap N/A, Floor 0.000%)	1.544(c)	07/15/32		6,500	6,508,893
Battalion CLO Ltd., Series 2018-12A, Class B2R, 144A, 3 Month LIBOR + 2.080% (Cap N/A, Floor 2.080%)	2.272(c)	05/17/31		11,250	11,251,255
Benefit Street Partners CLO Ltd. (Cayman Islands), Series 2019-18A, Class A, 144A, 3 Month LIBOR + 1.340% (Cap N/A, Floor 1.340%)	1.524(c)	10/15/32		2,000	2,003,159

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
BlueMountain Fuji CLO DAC (Ireland), Series 04A, Class B2, 144A	2.900%	03/30/32	EUR	1,000	$1,221,135
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-01A, Class BR, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)	1.540(c)	01/17/28		500	500,415
Carlyle Euro CLO DAC (Ireland),
Series 2017-02A, Class AA2R, 144A, 3 Month EURIBOR + 1.300% (Cap N/A, Floor 1.300%)	1.300(c)	08/15/30	EUR	5,000	6,073,946
Series 2019-01A, Class A2RA, 144A, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)	1.650(c)	03/15/32	EUR	8,250	10,063,247

Catamaran CLO Ltd. (Cayman Islands), Series 2014-01A, Class A1AR, 144A, 3 Month LIBOR + 1.260% (Cap N/A, Floor 0.000%)	1.444(c)	04/22/30		5,945	5,948,192
CBAM Ltd. (Cayman Islands),
Series 2019-11A, Class A1, 144A, 3 Month LIBOR + 1.360% (Cap N/A, Floor 1.360%)	1.548(c)	10/20/32		7,000	7,012,197
Series 2020-12A, Class B, 144A, 3 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)	2.338(c)	07/20/31		7,500	7,512,517

Columbia Cent CLO Ltd. (Cayman Islands), Series 2020-29A, Class B1, 144A, 3 Month LIBOR + 2.460% (Cap N/A, Floor 2.460%)	2.648(c)	07/20/31		14,250	14,298,933
CVC Cordatus Loan Fund DAC (Ireland),
Series 03A, Class A2RR, 144A	1.750	08/15/32	EUR	500	610,999
Series 14A, Class A2, 144A	1.450	05/22/32	EUR	1,500	1,838,024

Ellington CLO Ltd. (Cayman Islands), Series 2019-04A, Class A, 144A, 3 Month LIBOR + 1.840% (Cap N/A, Floor 1.840%)	2.024(c)	04/15/29		2,000	1,999,999
Golub Capital Partners CLO Ltd. (Cayman Islands), Series 2020-50A, Class A, 144A, 3 Month LIBOR + 1.550% (Cap N/A, Floor 1.550%)	1.738(c)	10/20/31		10,000	10,014,066
HPC Investment Partners CLO, Series 2013-02RR, Class A2, 144A, 3 Month LIBOR + 1.625% (Cap N/A, Floor 0.000%)	1.813(c)	10/20/29		750	750,609
Jefferson Mill CLO Ltd. (Cayman Islands), Series 2015-01A, Class BR, 144A, 3 Month LIBOR + 1.950% (Cap N/A, Floor 0.000%)	2.138(c)	10/20/31		500	500,479
KKR CLO Ltd. (Cayman Islands), Series 30A, Class A2, 144A, 3 Month LIBOR + 1.750% (Cap N/A, Floor 1.750%)	1.940(c)	10/17/31		11,750	11,784,318

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Marathon CLO Ltd. (Cayman Islands), Series 2020-15A, Class A1J, 144A, 3 Month LIBOR + 2.170% (Cap N/A, Floor 2.170%)	2.326%(c)	11/15/31		9,500	$9,504,891
MidOcean Credit CLO (Cayman Islands),
Series 2016-05A, Class AR, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 0.000%)	1.310(c)	07/19/28		2,396	2,395,781
Series 2018-08A, Class B, 144A, 3 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)	1.805(c)	02/20/31		250	249,877
Series 2019-10A, Class A1, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 1.390%)	1.563(c)	10/23/32		9,250	9,267,485
Montmartre Euro CLO DAC (Ireland),
Series 2020-02A, Class B1, 144A, 3 Month EURIBOR + 2.250% (Cap N/A, Floor 2.250%)	2.250(c)	07/15/33	EUR	6,750	8,230,464
Series 2020-02A, Class B2, 144A	2.650	07/15/33	EUR	4,000	4,888,307

Northwoods Capital Ltd. (Cayman Islands), Series 2020-22A, Class B1, 144A, 3 Month LIBOR + 2.700% (Cap N/A, Floor 2.700%)	2.891(c)	09/01/31		5,000	5,011,973
OCP CLO Ltd. (Cayman Islands), Series 2019-17A, Class A1, 144A, 3 Month LIBOR + 1.330% (Cap N/A, Floor 1.330%)	1.518(c)	07/20/32		5,000	5,006,968
OZLM Ltd. (Cayman Islands), Series 2014-09A, Class A2RR, 144A, 3 Month LIBOR + 1.900% (Cap N/A, Floor 1.900%)	2.088(c)	10/20/31		250	249,997
Penta CLO DAC (Luxembourg), Series 2020-08A, Class A, 144A, 3 Month EURIBOR + 1.150% (Cap N/A, Floor 1.150%)	1.150(c)	01/15/34	EUR	3,500	4,285,767
Pikes Peak CLO (Cayman Islands), Series 2019-04A, Class A, 144A, 3 Month LIBOR + 1.370% (Cap N/A, Floor 1.370%)	1.554(c)	07/15/32		7,000	7,002,901
Shackleton CLO Ltd. (Cayman Islands), Series 2017-11A, Class AR, 144A, 3 Month LIBOR + 1.090% (Cap N/A, Floor 0.000%)	1.246(c)	08/15/30		14,000	14,000,024
St Paul’s CLO DAC (Ireland),
Series 02A, Class ARRR, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)	0.750(c)	10/15/30	EUR	7,500	9,153,017
Series 07A, Class B2R, 144A	2.400	04/30/30	EUR	500	613,650

Strata CLO Ltd. (Cayman Islands), Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.590% (Cap N/A, Floor 1.590%)	1.774(c)	01/15/31		1,750	1,748,548

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Toro European CLO DAC (Ireland), Series 7A, Class B2, 144A	2.100%	02/15/34	EUR	3,000	$3,667,170
Trinitas CLO Ltd. (Cayman Islands), Series 2015-03A, Class BR, 144A, 3 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)	1.584(c)	07/15/27		250	249,757
					226,154,987
Consumer Loans 0.6%
Lendmark Funding Trust, Series 2021-01A, Class D, 144A	5.050	11/20/31		600	607,961
OneMain Financial Issuance Trust,
Series 2017-01A, Class C, 144A	3.350	09/14/32		100	100,144
Series 2018-01A, Class C, 144A	3.770	03/14/29		1,000	1,028,518
Oportun Funding X LLC,
Series 2018-C, Class A, 144A	4.100	10/08/24		2,654	2,663,785
Series 2018-C, Class C, 144A	5.520	10/08/24		500	502,282
Oportun Funding XIII LLC,
Series 2019-A, Class B, 144A	3.870	08/08/25		1,100	1,126,282
Series 2019-A, Class D, 144A	6.220	08/08/25		1,300	1,336,304
Oportun Funding XIV LLC,
Series 2021-A, Class C, 144A	3.440	03/08/28		400	399,804
Series 2021-A, Class D, 144A	5.400	03/08/28		500	500,558
PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)	2.942(c)	02/25/23		1,720	1,718,111
Series 2018-GT02, Class A, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)	2.742(c)	08/25/25		1,300	1,296,561
					11,280,310
Other 0.8%
PNMAC FMSR Issuer Trust, Series 2018-FT01, Class A, 144A, 1 Month LIBOR + 2.350% (Cap N/A, Floor 0.000%)	2.442(c)	04/25/23		5,130	5,111,215
TH MSR Issuer Trust, Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)	2.892(c)	06/25/24		10,600	10,513,501
					15,624,716

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Residential Mortgage-Backed Securities 0.1%
Legacy Mortgage Asset Trust,
Series 2019-GS01, Class A1, 144A	4.000%	01/25/59		227	$228,042
Series 2019-GS02, Class A1, 144A	3.750	01/25/59		331	331,464
Series 2019-GS04, Class A1, 144A	3.438	05/25/59		1,003	1,005,774

TFS (Spain), Series 2018-03, Class A1, 1 Month EURIBOR + 2.900%	2.900(c)	04/16/23	EUR	649	712,377
					2,277,657
Student Loans 0.5%
Laurel Road Prime Student Loan Trust, Series 2019-A, Class R, IO, 144A	0.000	10/25/48		1,237	168,064
SoFi Alternative Trust,
Series 2019-D, Class 1PT, 144A	2.755(cc)	01/16/46		2,080	2,156,191
Series 2019-F, Class PT1, 144A	3.932(cc)	02/15/45		3,577	3,667,730

SoFi RR Funding II Trust, Series 2019-01, Class A, 144A, 1 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)	1.342(c)	11/29/24		1,867	1,855,059
SoFi RR Funding III Trust, Series 2020-01, Class A, 144A, 1 Month LIBOR + 3.750% (Cap N/A, Floor 3.750%)	3.842(c)	11/29/24		1,582	1,591,519
					9,438,563

Total Asset-Backed Securities (cost $262,657,345)					267,954,423
Bank Loans 1.9%
Airlines 0.0%
United Airlines, Inc., Class B Term Loan, 3 Month LIBOR + 3.750%	4.500(c)	04/21/28		500	503,750
Auto Manufacturers 0.1%
Navistar, Inc., Tranche B Term Loan, 3 Month LIBOR + 3.500%	3.610(c)	11/06/24		1,791	1,789,626

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Chemicals 0.2%
Axalta Coating Systems US Holdings, Inc., Term B-3 Dollar Loan, 3 Month LIBOR + 1.750%	1.950%(c)	06/01/24	648	$644,614
Nouryon USA LLC (Netherlands), Initial Dollar Term Loan, 1 Month LIBOR + 2.750%	2.848(c)	10/01/25	648	642,495
Solenis International LP,
First Lien Initial Dollar Term Loan, 3 Month LIBOR + 4.000%	4.162(c)	06/26/25	976	975,367
Second Lien Initial Term Loan, 3 Month LIBOR + 8.500%	8.635(c)	06/26/26	600	598,500
				2,860,976
Commercial Services 0.1%
Adtalem Global Education, Inc., Term Loan	—(p)	02/12/28	1,000	991,500
Computers 0.2%
McAfee LLC, Term B USD Loan, 1 Month LIBOR + 3.750%	3.843(c)	09/30/24	2,000	2,000,278
Peraton Corp., First Lien Term B Loan, 1 Month LIBOR + 3.750%	4.500(c)	02/01/28	1,850	1,851,652
				3,851,930
Insurance 0.1%
AmWINS Group, Inc., Term Loan, 1 Month LIBOR + 2.250%	3.000(c)	02/19/28	285	283,814
Asurion LLC,
New B-7 Term Loan, 1 Month LIBOR + 3.000%	3.093(c)	11/03/24	718	715,076
New B-9 Term Loan, 1 Month LIBOR + 3.250%	3.343(c)	07/31/27	650	646,750
				1,645,640
Media 0.2%
CSC Holdings LLC,
2017 Refinancing Term Loan, 1 Month LIBOR + 2.250%	2.350(c)	07/17/25	648	640,532
September 2019 Term Loan, 1 Month LIBOR + 2.500%	2.615(c)	04/15/27	1,102	1,095,321

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Media (cont’d.)

Diamond Sports Group LLC, Term Loan, 1 Month LIBOR + 3.250%	3.350%(c)	08/24/26	780	$557,310
iHeartCommunications, Inc., New Term Loan, 1 Month LIBOR + 3.000%	3.093(c)	05/01/26	648	641,388
				2,934,551
Oil & Gas 0.1%
Ascent Resources Utica Holdings LLC, Second Lien Term Loan, 3 Month LIBOR + 9.000%	10.000(c)	11/01/25	2,105	2,320,763
Pharmaceuticals 0.1%
Change Healthcare Holdings LLC, Closing Date Term Loan, 1 - 3 Month LIBOR + 2.500%	3.500(c)	03/01/24	1,770	1,769,670
Real Estate 0.0%
Brookfield Retail Holdings VII Sub LLC, Initial Term A-2 Loan, 1 - 3 Month LIBOR + 3.000%	3.093(c)	08/28/23	952	932,898
Real Estate Investment Trusts (REITs) 0.0%
Blackstone Mortgage Trust, Inc., Term Loan, 1 Month LIBOR + 2.250%	2.343(c)	04/23/26	772	764,320
Retail 0.7%
EG Finco Ltd. (United Kingdom), Term Loan	—(p)	04/30/27	7,300	8,830,769
Stonegate Pub Co. Ltd., Term Loan, 1 Month LIBOR + 8.500%^	8.550(c)	03/06/28	3,600	4,930,127
				13,760,896

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Telecommunications 0.1%
CenturyLink, Inc., Term B Loan, 1 Month LIBOR + 2.250%	2.343%(c)	03/15/27	637	$631,369
West Corp., Initial Term B Loan, 1 - 3 Month LIBOR + 4.000%	5.000(c)	10/10/24	982	955,018
				1,586,387

Total Bank Loans (cost $34,593,570)				35,712,907
Commercial Mortgage-Backed Securities 11.2%
20 Times Square Trust,
Series 2018-20TS, Class F, 144A	3.100(cc)	05/15/35	4,900	4,733,498
Series 2018-20TS, Class G, 144A	3.100(cc)	05/15/35	5,000	4,603,309
Series 2018-20TS, Class H, 144A	3.100(cc)	05/15/35	100	89,361
Barclays Commercial Mortgage Securities Trust,
Series 2016-ETC, Class E, 144A	3.609(cc)	08/14/36	250	225,504
Series 2018-CHRS, Class D, 144A	4.267(cc)	08/05/38	250	245,430
Series 2018-TALL, Class D, 144A, 1 Month LIBOR + 1.449% (Cap N/A, Floor 1.449%)	1.549(c)	03/15/37	450	438,783
Barclays Commercial Mortgage Trust,
Series 2019-C04, Class A4	2.661	08/15/52	12,000	12,592,427
Series 2019-C04, Class XB, IO	1.146(cc)	08/15/52	43,170	3,664,822
BX Commercial Mortgage Trust,
Series 2019-XL, Class J, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 2.650%)	2.751(c)	10/15/36	6,792	6,798,486
Series 2020-BXLP, Class G, 144A, 1 Month LIBOR + 2.500% (Cap N/A, Floor 2.500%)	2.601(c)	12/15/36	15,239	15,229,356

CD Mortgage Trust, Series 2019-CD08, Class A3	2.657	08/15/57	12,000	12,327,118
Citigroup Commercial Mortgage Trust, Series 2019-SMRT, Class E, 144A	4.745(cc)	01/10/36	3,700	3,861,270
Cold Storage Trust, Series 2020-ICE05, Class E, 144A, 1 Month LIBOR + 2.766% (Cap N/A, Floor 2.833%)	2.866(c)	11/15/37	1,769	1,776,123
Commercial Mortgage Trust, Series 2019-GC44, Class A4	2.698	08/15/57	10,000	10,516,041
Credit Suisse Mortgage Capital Certificates,
Series 2019-ICE04, Class E, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)	2.251(c)	05/15/36	5,000	5,009,542

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
Credit Suisse Mortgage Capital Certificates, (cont’d.)
Series 2019-ICE04, Class F, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 2.650%)	2.751%(c)	05/15/36	2,100	$2,104,609

CSAIL Commercial Mortgage Trust, Series 2018-CX11, Class A3	4.095	04/15/51	500	547,880
DBGS Mortgage Trust,
Series 2018-BIOD, Class E, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)	1.801(c)	05/15/35	93	92,812
Series 2018-BIOD, Class F, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)	2.101(c)	05/15/35	325	324,841
DBWF Mortgage Trust,
Series 2016-85T, Class D, 144A	3.808(cc)	12/10/36	250	258,669
Series 2016-85T, Class E, 144A	3.808(cc)	12/10/36	250	244,480
FHLMC Multifamily Structured Pass-Through Certificates,
Series K055, Class X1, IO	1.359(cc)	03/25/26	1,120	63,686
Series K066, Class X1, IO	0.750(cc)	06/25/27	7,420	298,911
Series K103, Class X1, IO	0.638(cc)	11/25/29	149,951	7,352,487
Series KC02, Class X1, IO	0.373(cc)	03/25/24	87,643	819,202

Independence Plaza Trust, Series 2018-INDP, Class E, 144A	4.996	07/10/35	175	172,710
JPMDB Commercial Mortgage Securities Trust, Series 2019-COR06, Class A3	2.795	11/13/52	20,000	21,177,090
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2018-AON, Class D, 144A	4.613(cc)	07/05/31	8,800	9,198,613
Series 2018-AON, Class E, 144A	4.613(cc)	07/05/31	9,825	10,158,632

JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP02, Class A3	2.559	08/15/49	484	507,182
MAD Commercial Mortgage Trust, Series 2019-650M, Class A, 144A	3.460(cc)	12/12/34	10,385	9,321,099
MKT Mortgage Trust, Series 2020-525M, Class F, 144A	2.941(cc)	02/12/40	7,125	6,457,713
Morgan Stanley Capital I Trust,
Series 2019-MEAD, Class E, 144A	3.177(cc)	11/10/36	20,580	19,777,012
Series 2019-MEAD, Class XA, IO, 144A	0.007(cc)	11/10/36	297,065	489,712

Rosslyn Portfolio Trust, Series 2017-ROSS, Class XCP, IO, 144A	0.000(cc)	06/15/33	170,633	1,621

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Commercial Mortgage-Backed Securities (Continued)

Salus European Loan Conduit DAC (United Kingdom), Series 33A, Class A, 144A, 3 Month GBP LIBOR + 1.500% (Cap 6.500%, Floor 1.500%)	1.589%(c)	01/23/29	GBP	450	$638,303
UBS Commercial Mortgage Trust,
Series 2018-C15, Class A4	4.341	12/15/51		7,150	8,212,993
Series 2019-C17, Class A3	2.669	10/15/52		16,000	16,694,165
Wells Fargo Commercial Mortgage Trust,
Series 2018-C46, Class A4	4.152	08/15/51		9,000	10,303,497
Series 2021-FCMT, Class E, 144A, 1 Month LIBOR + 4.500% (Cap N/A, Floor 4.500%)	4.600(c)	05/15/31		8,900	8,916,919

Total Commercial Mortgage-Backed Securities (cost $211,619,007)					216,245,908
Corporate Bonds 48.1%
Advertising 0.1%
Terrier Media Buyer, Inc., Gtd. Notes, 144A	8.875	12/15/27		1,608	1,725,243
Aerospace & Defense 0.2%
Boeing Co. (The),
Sr. Unsec’d. Notes	2.700	02/01/27		1,035	1,069,587
Sr. Unsec’d. Notes	3.825	03/01/59		1,500	1,443,835

Embraer Netherlands Finance BV (Brazil), Gtd. Notes	5.400	02/01/27		1,040	1,105,319
					3,618,741
Agriculture 0.3%
Altria Group, Inc., Gtd. Notes(a)	3.400	05/06/30		1,100	1,150,991
Vector Group Ltd., Sr. Sec’d. Notes, 144A	5.750	02/01/29		3,825	3,865,201
					5,016,192
Airlines 0.5%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., Sr. Sec’d. Notes, 144A	5.750	04/20/29		1,925	2,059,663

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Airlines (cont’d.)
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes	3.625%	03/15/22	1,070	$1,086,869
Sr. Unsec’d. Notes(a)	3.750	10/28/29	1,720	1,713,099
Southwest Airlines Co.,
Sr. Unsec’d. Notes	5.125	06/15/27	695	813,751
Sr. Unsec’d. Notes	5.250	05/04/25	1,545	1,771,902

United Airlines 2019-2 Class AA Pass-Through Trust, Pass-Through Certificates	2.700	11/01/33	442	432,370
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/26	1,350	1,399,339
Sr. Sec’d. Notes, 144A	4.625	04/15/29	400	414,257
				9,691,250
Apparel 0.0%
Hanesbrands, Inc., Gtd. Notes, 144A	5.375	05/15/25	835	880,056
Auto Manufacturers 1.0%
Ford Motor Co.,
Sr. Unsec’d. Notes	4.750	01/15/43	4,225	4,275,496
Sr. Unsec’d. Notes	5.291	12/08/46	45	48,001
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	2.900	02/16/28	550	536,580
Sr. Unsec’d. Notes	3.350	11/01/22	2,080	2,130,379
Sr. Unsec’d. Notes	4.271	01/09/27	2,500	2,631,775
General Motors Co.,
Sr. Unsec’d. Notes	5.000	04/01/35	970	1,154,909
Sr. Unsec’d. Notes	5.150	04/01/38	1,250	1,483,873
Sr. Unsec’d. Notes	6.250	10/02/43	80	107,447
Sr. Unsec’d. Notes	6.800	10/01/27	1,810	2,285,969
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes	2.900	02/26/25	3,900	4,130,964
Sr. Unsec’d. Notes	3.600	06/21/30	1,365	1,464,675
				20,250,068

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Auto Parts & Equipment 0.7%
Adient Global Holdings Ltd., Gtd. Notes, 144A	4.875%	08/15/26		850	$871,638
American Axle & Manufacturing, Inc.,
Gtd. Notes	6.250	04/01/25		275	284,349
Gtd. Notes(a)	6.250	03/15/26		2,350	2,424,514
Gtd. Notes(a)	6.500	04/01/27		1,350	1,433,590
Gtd. Notes(a)	6.875	07/01/28		1,500	1,627,750

Cooper-Standard Automotive, Inc., Gtd. Notes, 144A	5.625	11/15/26		1,700	1,463,356
Dana Financing Luxembourg Sarl, Gtd. Notes, 144A	5.750	04/15/25		250	258,147
Dana, Inc., Sr. Unsec’d. Notes	5.375	11/15/27		3,015	3,209,178
Nemak SAB de CV (Mexico), Sr. Unsec’d. Notes	4.750	01/23/25		1,285	1,327,148
					12,899,670
Banks 7.7%
Agenzia Nazionale per l’Attrazione degli Investimenti e lo Sviluppo d’Impresa (Italy), Sr. Unsec’d. Notes	1.375	07/20/22	EUR	200	247,401
Banco de Credito del Peru (Peru), Sub. Notes, 144A	3.250(ff)	09/30/31		3,345	3,296,760
Banco do Brasil SA (Brazil), Gtd. Notes	3.875	10/10/22		1,020	1,053,864
Banco Santander SA (Spain), Sr. Unsec’d. Notes	2.706	06/27/24		2,400	2,543,017
Bank Mandiri Persero Tbk PT (Indonesia), Sr. Unsec’d. Notes, EMTN	3.750	04/11/24		475	504,256
Bank of America Corp.,
Jr. Sub. Notes, Series JJ	5.125(ff)	06/20/24(oo)		5,800	6,194,873
Jr. Sub. Notes, Series MM	4.300(ff)	01/28/25(oo)		3,685	3,785,649
Sr. Unsec’d. Notes	2.592(ff)	04/29/31		2,820	2,870,849
Sr. Unsec’d. Notes, MTN	2.884(ff)	10/22/30		2,450	2,551,638
Sr. Unsec’d. Notes, MTN	3.194(ff)	07/23/30		1,000	1,065,938
Sr. Unsec’d. Notes, MTN	4.083(ff)	03/20/51		750	856,842
Sub. Notes, MTN	4.250	10/22/26		460	522,783
Sub. Notes, MTN	4.450	03/03/26		1,820	2,075,849

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	2.645%(ff)	06/24/31	2,865	$2,861,680
Sr. Unsec’d. Notes	3.932(ff)	05/07/25	600	650,624
Sr. Unsec’d. Notes	4.610(ff)	02/15/23	775	797,851
Sub. Notes	4.836	05/09/28	1,270	1,428,261
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A	4.400	08/14/28	400	457,740
Sr. Unsec’d. Notes, 144A, MTN	3.052(ff)	01/13/31	2,020	2,101,362
Citigroup, Inc.,
Jr. Sub. Notes, Series U	5.000(ff)	09/12/24(oo)	975	1,019,547
Jr. Sub. Notes, Series V	4.700(ff)	01/30/25(oo)	7,301	7,498,669
Jr. Sub. Notes, Series W	4.000(ff)	12/10/25(oo)	605	616,924
Sr. Unsec’d. Notes	2.976(ff)	11/05/30	8,950	9,383,215

Credit Suisse Group AG (Switzerland), Sr. Unsec’d. Notes, 144A	3.869(ff)	01/12/29	1,100	1,198,319
Danske Bank A/S (Denmark),
Sr. Unsec’d. Notes, 144A	3.001(ff)	09/20/22	1,795	1,807,601
Sr. Unsec’d. Notes, 144A	5.000(ff)	01/12/23	200	205,220
Development Bank of the Republic of Belarus JSC (Belarus),
Sr. Unsec’d. Notes	6.750	05/02/24	2,020	1,901,601
Sr. Unsec’d. Notes, 144A	6.750	05/02/24	1,200	1,129,664

Discover Bank, Sr. Unsec’d. Notes(a)	2.700	02/06/30	3,275	3,360,849
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes	3.814(ff)	04/23/29	265	294,046
Sr. Unsec’d. Notes	3.850	01/26/27	150	166,374
Sr. Unsec’d. Notes	4.223(ff)	05/01/29	1,040	1,182,042

Grupo Aval Ltd. (Colombia), Gtd. Notes, 144A	4.375	02/04/30	2,400	2,365,637
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes(a)	3.973(ff)	05/22/30	2,000	2,211,562
Intesa Sanpaolo SpA (Italy), Sub. Notes, 144A	4.198	06/01/32	700	709,608
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series FF	5.000(ff)	08/01/24(oo)	8,150	8,530,248
Jr. Sub. Notes, Series HH	4.600(ff)	02/01/25(oo)	2,065	2,104,222
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%	3.656(c)	07/30/21(oo)	61	61,040
Jr. Sub. Notes, Series KK	3.650(ff)	06/01/26(oo)	18,000	17,924,028
Sr. Unsec’d. Notes	3.509(ff)	01/23/29	95	104,218

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
JPMorgan Chase & Co., (cont’d.)
Sr. Unsec’d. Notes	4.005%(ff)	04/23/29	3,750	$4,229,100
Sr. Unsec’d. Notes	4.452(ff)	12/05/29	2,925	3,389,521
Sub. Notes	2.956(ff)	05/13/31	1,195	1,238,538

Lloyds Banking Group PLC (United Kingdom), Sr. Unsec’d. Notes	3.900	03/12/24	200	218,147
Mizrahi Tefahot Bank Ltd. (Israel), Sub. Notes, 144A	3.077(ff)	04/07/31	4,925	4,989,241
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN	3.772(ff)	01/24/29	3,780	4,210,484
Sr. Unsec’d. Notes, GMTN	4.431(ff)	01/23/30	5,500	6,386,835
Sr. Unsec’d. Notes, GMTN	5.597(ff)	03/24/51	2,500	3,584,281
Sub. Notes, GMTN	4.350	09/08/26	2,000	2,277,986
Sub. Notes, MTN	3.950	04/23/27	1,750	1,971,735
Natwest Group PLC (United Kingdom),
Sr. Unsec’d. Notes	4.519(ff)	06/25/24	1,300	1,401,136
Sr. Unsec’d. Notes	5.076(ff)	01/27/30	300	351,872

NatWest Markets PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	3.625	09/29/22	1,060	1,106,731
State Bank of India (India), Sr. Unsec’d. Notes, 144A	4.375	01/24/24	280	302,256
Texas Capital Bank NA, Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 4.500%	4.703(c)	09/30/24	5,340	5,343,005
Truist Financial Corp., Jr. Sub. Notes, Series N	4.800(ff)	09/01/24(oo)	710	747,710
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A	1.364(ff)	01/30/27	200	199,397
Sr. Unsec’d. Notes, 144A	4.125	09/24/25	310	347,600

VTB Bank OJSC Via VTB Capital SA (Russia), Sub. Notes	6.950	10/17/22	2,240	2,373,814
Wells Fargo & Co., Sr. Unsec’d. Notes	3.068(ff)	04/30/41	3,150	3,149,058
				147,460,318
Beverages 0.1%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	5.550	01/23/49	1,320	1,730,383

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Building Materials 0.8%
Cemex SAB de CV (Mexico),
Sr. Sec’d. Notes	5.200%	09/17/30		583	$635,554
Sr. Sec’d. Notes	5.450	11/19/29		1,917	2,104,562
Sr. Sec’d. Notes, 144A	5.450	11/19/29		1,195	1,311,920
Sr. Sec’d. Notes, 144A	7.375	06/05/27		560	632,260

Cornerstone Building Brands, Inc., Gtd. Notes, 144A	6.125	01/15/29		175	186,861
Griffon Corp., Gtd. Notes	5.750	03/01/28		1,625	1,716,818
Masonite International Corp., Gtd. Notes, 144A	5.375	02/01/28		895	948,592
Owens Corning, Sr. Unsec’d. Notes	4.400	01/30/48		600	684,504
SRM Escrow Issuer LLC, Sr. Sec’d. Notes, 144A	6.000	11/01/28		2,125	2,216,411
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A	4.375	07/15/30		1,850	1,871,918
Summit Materials LLC/Summit Materials Finance Corp., Gtd. Notes, 144A	5.250	01/15/29		1,020	1,078,417
U.S. Concrete, Inc.,
Gtd. Notes	6.375	06/01/24		1,660	1,689,050
Gtd. Notes, 144A	5.125	03/01/29		225	230,261
					15,307,128
Chemicals 2.3%
Braskem Netherlands Finance BV (Brazil),
Gtd. Notes, 144A	4.500	01/10/28		1,325	1,396,187
Gtd. Notes, 144A	4.500	01/31/30		2,160	2,246,426
Gtd. Notes, 144A	5.875	01/31/50		325	349,542
CF Industries, Inc.,
Gtd. Notes	5.375	03/15/44		1,600	1,869,225
Sr. Sec’d. Notes, 144A	4.500	12/01/26		100	115,148
Chemours Co. (The),
Gtd. Notes(a)	5.375	05/15/27		1,675	1,805,468
Gtd. Notes	7.000	05/15/25		875	901,676

Diamond BC BV, Gtd. Notes	5.625	08/15/25	EUR	6,600	8,223,206

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Chemicals (cont’d.)

Dow Chemical Co. (The), Sr. Unsec’d. Notes	5.250%	11/15/41		220	$278,065
Eurochem Finance DAC (Russia), Gtd. Notes, 144A	5.500	03/13/24		1,390	1,523,835
Hexion, Inc., Gtd. Notes, 144A	7.875	07/15/27		1,500	1,617,615
LYB International Finance III LLC,
Gtd. Notes	3.800	10/01/60		3,500	3,490,775
Gtd. Notes	4.200	10/15/49		1,280	1,408,964

MEGlobal Canada ULC (Kuwait), Gtd. Notes, EMTN	5.875	05/18/30		1,400	1,721,458
Nutrien Ltd. (Canada), Sr. Unsec’d. Notes	5.250	01/15/45		625	802,676
OCI NV (Netherlands), Sr. Sec’d. Notes, 144A	3.625	10/15/25	EUR	3,500	4,460,227
Sasol Financing International Ltd. (South Africa), Gtd. Notes	4.500	11/14/22		5,460	5,595,148
Sasol Financing USA LLC (South Africa),
Gtd. Notes	4.375	09/18/26		730	756,627
Gtd. Notes	5.875	03/27/24		850	911,578
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes	2.950	08/15/29		815	865,372
Sr. Unsec’d. Notes	3.450	08/01/25		10	10,917
TPC Group, Inc.,
Sr. Sec’d. Notes, 144A	10.500	08/01/24		2,125	1,990,960
Sr. Sec’d. Notes, 144A	10.875	08/01/24		524	565,425

Valvoline, Inc., Gtd. Notes, 144A	4.250	02/15/30		430	439,432
					43,345,952
Commercial Services 1.5%
Adtalem Global Education, Inc., Sr. Sec’d. Notes, 144A	5.500	03/01/28		1,875	1,879,427
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A	6.625	07/15/26		2,076	2,204,286
Sr. Unsec’d. Notes, 144A	6.000	06/01/29		1,800	1,826,631

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Commercial Services (cont’d.)
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A	4.625%	06/01/28		680	$681,000
Sr. Sec’d. Notes, 144A	4.625	06/01/28		420	417,822

DP World PLC (United Arab Emirates), Sr. Unsec’d. Notes	4.250	09/25/30	GBP	500	804,110
ERAC USA Finance LLC, Gtd. Notes, 144A	4.200	11/01/46		100	114,312
Gartner, Inc., Gtd. Notes, 144A	4.500	07/01/28		350	368,091
Global Payments, Inc., Sr. Unsec’d. Notes	2.650	02/15/25		605	638,993
La Financiere Atalian SASU (France),
Gtd. Notes	4.000	05/15/24	EUR	3,307	3,959,511
Gtd. Notes	5.125	05/15/25	EUR	1,800	2,195,612

Laureate Education, Inc., Gtd. Notes, 144A	8.250	05/01/25		130	135,363
Loxam SAS (France),
Sr. Sub. Notes	4.500	04/15/27	EUR	2,700	3,290,656
Sr. Sub. Notes(a)	5.750	07/15/27	EUR	2,900	3,686,702

PayPal Holdings, Inc., Sr. Unsec’d. Notes	2.850	10/01/29		1,790	1,900,622
Service Corp. International, Sr. Unsec’d. Notes	3.375	08/15/30		465	451,482
United Rentals North America, Inc.,
Gtd. Notes	3.875	02/15/31		500	502,704
Gtd. Notes(a)	5.250	01/15/30		4,100	4,478,438
					29,535,762
Computers 0.8%
Banff Merger Sub, Inc., Sr. Unsec’d. Notes, 144A	9.750	09/01/26		3,300	3,494,996
Everi Payments, Inc., Gtd. Notes, 144A	7.500	12/15/25		639	662,310
Genpact Luxembourg Sarl, Gtd. Notes	3.375	12/01/24		3,175	3,412,988

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Computers (cont’d.)
Hurricane Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	8.000%	10/15/25	GBP	2,500	$3,851,056
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., Sr. Unsec’d. Notes, 144A	6.750	06/01/25		4,000	4,071,243
					15,492,593
Distribution/Wholesale 0.2%
Core & Main Holdings LP, Sr. Unsec’d. Notes, 144A, Cash coupon 8.625% or PIK 9.375%	8.625	09/15/24		2,925	2,994,369
Diversified Financial Services 1.7%
Cantor Fitzgerald LP, Sr. Unsec’d. Notes, 144A	4.875	05/01/24		2,930	3,231,014
Charles Schwab Corp. (The), Jr. Sub. Notes, Series G	5.375(ff)	06/01/25(oo)		3,000	3,318,613
Greystone Commercial Capital Trust,
Sr. Unsec’d. Notes, 144A, Series A, 1 Month LIBOR + 2.270% (Cap N/A, Floor 0.000%)	2.393(c)	05/31/25		6,300	6,284,040
Sr. Unsec’d. Notes, Series 1A-1, 144A, 1 Month LIBOR + 2.830% (Cap N/A, Floor 3.030%)^	3.030(c)	02/01/24		2,200	2,200,000

Jefferies Group LLC/Jefferies Group Capital Finance, Inc., Sr. Unsec’d. Notes	4.150	01/23/30		350	388,785
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	5.500	08/15/28		1,740	1,723,076
Gtd. Notes, 144A	6.000	01/15/27		800	825,760
OneMain Finance Corp.,
Gtd. Notes	4.000	09/15/30		900	870,987
Gtd. Notes	5.375	11/15/29		1,750	1,867,385
Gtd. Notes	6.625	01/15/28		1,250	1,418,662

PennyMac Financial Services, Inc., Gtd. Notes, 144A(a)	4.250	02/15/29		1,800	1,747,719

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Diversified Financial Services (cont’d.)

Power Finance Corp. Ltd. (India), Sr. Unsec’d. Notes, EMTN	5.250%	08/10/28	800	$892,947
Stifel Financial Corp., Sr. Unsec’d. Notes	4.000	05/15/30	6,525	7,177,120
				31,946,108
Electric 2.7%
AES Panama Generation Holdings SRL (Panama), Sr. Sec’d. Notes, 144A	4.375	05/31/30	3,955	4,054,762
Calpine Corp.,
Sr. Sec’d. Notes, 144A	4.500	02/15/28	1,000	1,010,666
Sr. Unsec’d. Notes, 144A	4.625	02/01/29	2,775	2,707,529
Sr. Unsec’d. Notes, 144A	5.000	02/01/31	1,175	1,138,442
Sr. Unsec’d. Notes, 144A	5.125	03/15/28	4,000	4,030,008

Clean Renewable Power Mauritius Pte Ltd. (India), Sr. Sec’d. Notes, 144A(a)	4.250	03/25/27	1,550	1,563,335
Cleco Corporate Holdings LLC, Sr. Unsec’d. Notes	3.375	09/15/29	295	303,020
CMS Energy Corp., Jr. Sub. Notes	4.750(ff)	06/01/50	1,550	1,703,188
Dominion Energy, Inc.,
Jr. Sub. Notes	3.071	08/15/24	2,655	2,831,172
Jr. Sub. Notes, Series B	4.650(ff)	12/15/24(oo)	2,625	2,774,503
DTE Energy Co.,
Sr. Unsec’d. Notes	2.950	03/01/30	345	359,889
Sr. Unsec’d. Notes, Series C	3.400	06/15/29	650	703,970
Eskom Holdings SOC Ltd. (South Africa),
Sr. Unsec’d. Notes, 144A	7.125	02/11/25	2,075	2,199,681
Sr. Unsec’d. Notes, 144A, MTN	6.750	08/06/23	2,050	2,160,646
Sr. Unsec’d. Notes, EMTN	6.750	08/06/23	560	590,225

FEL Energy VI Sarl (Mexico), Sr. Sec’d. Notes, 144A	5.750	12/01/40	3,095	3,253,873
Instituto Costarricense de Electricidad (Costa Rica), Sr. Unsec’d. Notes, 144A	6.950	11/10/21	825	831,965
Mong Duong Finance Holdings BV (Vietnam), Sr. Sec’d. Notes	5.125	05/07/29	1,275	1,273,971
NRG Energy, Inc.,
Gtd. Notes	5.750	01/15/28	225	238,315
Gtd. Notes, 144A	3.375	02/15/29	200	193,024

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Electric (cont’d.)
NRG Energy, Inc., (cont’d.)
Gtd. Notes, 144A(a)	3.625%	02/15/31		3,275	$3,143,957
Gtd. Notes, 144A	5.250	06/15/29		2,000	2,107,293

Perusahaan Listrik Negara PT (Indonesia), Sr. Unsec’d. Notes, 144A	1.875	11/05/31	EUR	680	813,661
PG&E Corp., Sr. Sec’d. Notes(a)	5.250	07/01/30		1,446	1,465,107
Puget Energy, Inc., Sr. Sec’d. Notes	4.100	06/15/30		4,130	4,570,343
State Grid Overseas Investment 2016 Ltd. (China), Gtd. Notes, EMTN	2.750	05/04/22		300	305,673
Vistra Operations Co. LLC,
Gtd. Notes, 144A	5.000	07/31/27		405	414,433
Sr. Sec’d. Notes, 144A	3.550	07/15/24		750	788,977
Sr. Sec’d. Notes, 144A	3.700	01/30/27		3,105	3,267,085
Sr. Unsec’d. Notes, 144A	4.375	05/01/29		800	804,418
					51,603,131
Electrical Components & Equipment 0.3%
Energizer Gamma Acquisition BV, Gtd. Notes	4.625	07/15/26	EUR	2,408	3,010,306
WESCO Distribution, Inc.,
Gtd. Notes, 144A	7.125	06/15/25		550	594,176
Gtd. Notes, 144A	7.250	06/15/28		1,200	1,330,808
					4,935,290
Electronics 0.0%
Sensata Technologies, Inc., Gtd. Notes, 144A	3.750	02/15/31		665	650,435
Energy-Alternate Sources 0.4%
Azure Power Energy Ltd. (India), Sr. Sec’d. Notes	5.500	11/03/22		2,560	2,604,800
Greenko Dutch BV (India), Gtd. Notes, 144A	3.850	03/29/26		5,665	5,792,000
					8,396,800

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Engineering & Construction 0.3%
AECOM, Gtd. Notes	5.125%	03/15/27		1,250	$1,383,839
Delhi International Airport Ltd. (India), Sr. Sec’d. Notes, 144A	6.450	06/04/29		690	695,800
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A	3.875	04/30/28		2,330	2,412,554
Sr. Sec’d. Notes, 144A	5.500	07/31/47		1,000	995,102
					5,487,295
Entertainment 1.9%
AMC Entertainment Holdings, Inc., Sec’d. Notes, 144A, Cash coupon 10.000% or PIK 12.000% or Cash coupon 5.000% and PIK 6.000%	12.000	06/15/26		1,228	1,209,386
Bally’s Corp., Gtd. Notes, 144A	6.750	06/01/27		3,575	3,800,898
Caesars Entertainment, Inc., Sr. Sec’d. Notes, 144A	6.250	07/01/25		1,470	1,550,036
Caesars Resort Collection LLC/CRC Finco, Inc., Gtd. Notes, 144A	5.250	10/15/25		5,500	5,542,858
CCM Merger, Inc., Sr. Unsec’d. Notes, 144A	6.375	05/01/26		2,175	2,281,623
Codere Finance 2 Luxembourg SA (Spain),
Sr. Sec’d. Notes, Cash coupon 4.500% and PIK 6.250%	10.750	11/01/23	EUR	200	159,905
Sr. Sec’d. Notes, 144A	10.750	09/30/23	EUR	537	722,114
Sr. Sec’d. Notes, 144A	10.750	09/30/23	EUR	170	228,296
Sr. Sec’d. Notes, 144A, Cash coupon 4.500% and PIK 7.125%	11.625	11/01/23		895	624,246

Golden Entertainment, Inc., Sr. Unsec’d. Notes, 144A	7.625	04/15/26		2,800	2,992,691
International Game Technology PLC, Sr. Sec’d. Notes, 144A	6.500	02/15/25		1,475	1,638,620
Jacobs Entertainment, Inc., Sec’d. Notes, 144A	7.875	02/01/24		200	208,359
Merlin Entertainments Ltd. (United Kingdom), Sec’d. Notes, 144A(a)	5.750	06/15/26		1,500	1,579,819
Motion Bondco DAC (United Kingdom), Gtd. Notes, 144A	6.625	11/15/27		3,375	3,417,310

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Entertainment (cont’d.)

Penn National Gaming, Inc., Sr. Unsec’d. Notes, 144A	5.625%	01/15/27		3,125	$3,243,249
Scientific Games International, Inc.,
Gtd. Notes, 144A(a)	8.250	03/15/26		1,916	2,061,661
Gtd. Notes, 144A	8.625	07/01/25		1,975	2,152,667

Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Sr. Unsec’d. Notes, 144A	7.750	04/15/25		3,000	3,233,157
					36,646,895
Foods 1.5%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A	3.500	03/15/29		2,025	1,942,937
Gtd. Notes, 144A	4.875	02/15/30		700	729,498
Gtd. Notes, 144A	5.875	02/15/28		1,775	1,888,156

Bellis Acquisition Co. PLC (United Kingdom), Sr. Sec’d. Notes, 144A	3.250	02/16/26	GBP	7,600	10,792,382
Bellis Finco PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	4.000	02/16/27	GBP	3,500	4,967,770
C&S Group Enterprises LLC, Gtd. Notes, 144A	5.000	12/15/28		1,344	1,283,999
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes, 144A	6.500	04/15/29		50	56,051
Sr. Unsec’d. Notes, 144A	5.500	01/15/30		25	27,561
Kraft Heinz Foods Co.,
Gtd. Notes	4.625	10/01/39		585	655,389
Gtd. Notes	4.875	10/01/49		1,317	1,511,305
Pilgrim’s Pride Corp.,
Gtd. Notes, 144A	4.250	04/15/31		2,000	2,022,100
Gtd. Notes, 144A	5.875	09/30/27		2,201	2,340,930

Post Holdings, Inc., Sr. Unsec’d. Notes, 144A	4.500	09/15/31		1,000	988,509
					29,206,587

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Forest Products & Paper 0.1%
Suzano Austria GmbH (Brazil), Gtd. Notes	6.000%	01/15/29		2,230	$2,639,693
Gas 0.5%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.500	05/20/25		200	219,582
Sr. Unsec’d. Notes	5.750	05/20/27		1,300	1,443,813
Sr. Unsec’d. Notes	5.875	08/20/26		3,475	3,872,941

ENN Clean Energy International Investment Ltd. (China), Gtd. Notes, 144A(a)	3.375	05/12/26		4,635	4,702,447
					10,238,783
Healthcare-Products 0.2%
Avantor Funding, Inc., Sr. Sec’d. Notes, 144A	2.625	11/01/25	EUR	2,125	2,659,486
DH Europe Finance II Sarl, Gtd. Notes	1.350	09/18/39	EUR	775	933,267
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes, EMTN	1.500	10/01/39	EUR	400	486,596
Sr. Unsec’d. Notes, EMTN	1.875	10/01/49	EUR	275	339,316
					4,418,665
Healthcare-Services 1.0%
Anthem, Inc., Sr. Unsec’d. Notes	3.125	05/15/50		1,150	1,123,268
DaVita, Inc., Gtd. Notes, 144A	4.625	06/01/30		1,475	1,506,236
HCA, Inc.,
Gtd. Notes	3.500	09/01/30		1,250	1,284,102
Gtd. Notes	5.375	02/01/25		175	195,701
Gtd. Notes	5.875	02/15/26		200	228,644

Humana, Inc., Sr. Unsec’d. Notes	3.125	08/15/29		1,110	1,178,952
IQVIA, Inc., Gtd. Notes, 144A	2.250	01/15/28	EUR	500	612,838
MEDNAX, Inc., Gtd. Notes, 144A	6.250	01/15/27		675	715,988

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)

Prime Healthcare Services, Inc., Sr. Sec’d. Notes, 144A	7.250%	11/01/25	1,150	$1,230,825
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., Gtd. Notes, 144A	9.750	12/01/26	1,750	1,886,196
Surgery Center Holdings, Inc., Gtd. Notes, 144A(a)	10.000	04/15/27	450	491,633
Tenet Healthcare Corp.,
Gtd. Notes, 144A	6.125	10/01/28	2,450	2,557,099
Sec’d. Notes	5.125	05/01/25	2,000	2,028,080
Sr. Sec’d. Notes, 144A	4.625	06/15/28	305	312,388
Sr. Sec’d. Notes, 144A	5.125	11/01/27	1,200	1,252,766
Sr. Unsec’d. Notes	6.750	06/15/23	2,750	2,987,936
				19,592,652
Holding Companies-Diversified 0.0%
CK Hutchison International 17 Ltd. (United Kingdom), Gtd. Notes, 144A	2.875	04/05/22	300	306,135
Home Builders 1.1%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	6.750	08/01/25	4,125	4,287,271
Sr. Unsec’d. Notes, 144A	9.875	04/01/27	1,325	1,496,780
Beazer Homes USA, Inc.,
Gtd. Notes	5.875	10/15/27	175	185,321
Gtd. Notes	6.750	03/15/25	500	517,862
Gtd. Notes	7.250	10/15/29	3,358	3,762,867
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A	4.875	02/15/30	1,325	1,304,241
Gtd. Notes, 144A	6.250	09/15/27	275	290,186
Sr. Unsec’d. Notes, 144A	5.000	06/15/29	1,200	1,204,971
KB Home,
Gtd. Notes	6.875	06/15/27	941	1,113,455
Gtd. Notes	7.500	09/15/22	100	107,750

M/I Homes, Inc., Gtd. Notes	5.625	08/01/25	250	258,933

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Home Builders (cont’d.)

Mattamy Group Corp. (Canada), Sr. Unsec’d. Notes, 144A(a)	4.625%	03/01/30	3,575	$3,567,013
Meritage Homes Corp., Gtd. Notes	5.125	06/06/27	275	309,872
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.875	06/15/27	400	449,283
Gtd. Notes, 144A	6.625	07/15/27	1,225	1,319,500
Sr. Unsec’d. Notes, 144A	5.125	08/01/30	280	300,483
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.,
Gtd. Notes, 144A	5.625	03/01/24	350	381,075
Gtd. Notes, 144A	5.875	04/15/23	150	160,687
				21,017,550
Household Products/Wares 0.2%
ACCO Brands Corp., Gtd. Notes, 144A(a)	4.250	03/15/29	2,675	2,635,040
Central Garden & Pet Co., Gtd. Notes, 144A	4.125	04/30/31	875	879,377
				3,514,417
Insurance 0.3%
American International Group, Inc., Sr. Unsec’d. Notes	4.500	07/16/44	2,518	2,943,132
Markel Corp., Sr. Unsec’d. Notes	4.150	09/17/50	2,000	2,257,569
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	4.900	09/15/44	75	93,329
W.R. Berkley Corp., Sr. Unsec’d. Notes(a)	4.000	05/12/50	1,075	1,186,911
				6,480,941
Internet 0.5%
Prosus NV (China), Sr. Unsec’d. Notes, 144A	3.680	01/21/30	1,200	1,271,945

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Internet (cont’d.)
United Group BV (Netherlands),
Sr. Sec’d. Notes	3.125%	02/15/26	EUR	5,000	$5,938,671
Sr. Sec’d. Notes	4.875	07/01/24	EUR	1,125	1,389,344
Sr. Sec’d. Notes, 144A	3.125	02/15/26	EUR	1,150	1,365,894
Sr. Sec’d. Notes, 144A	3.625	02/15/28	EUR	100	119,201
					10,085,055
Iron/Steel 0.1%
Steel Dynamics, Inc., Sr. Unsec’d. Notes	3.450	04/15/30		2,325	2,514,681
Lodging 0.8%
Gohl Capital Ltd. (Malaysia), Gtd. Notes	4.250	01/24/27		2,170	2,282,988
Hilton Domestic Operating Co., Inc.,
Gtd. Notes, 144A(a)	3.625	02/15/32		2,000	1,961,059
Gtd. Notes, 144A	3.750	05/01/29		1,350	1,352,991

Las Vegas Sands Corp., Sr. Unsec’d. Notes	3.900	08/08/29		255	267,753
Marriott International, Inc., Sr. Unsec’d. Notes, Series FF	4.625	06/15/30		920	1,040,310
MGM China Holdings Ltd. (Macau), Sr. Unsec’d. Notes, 144A	4.750	02/01/27		2,160	2,226,173
MGM Resorts International,
Gtd. Notes	4.750	10/15/28		1,500	1,584,040
Gtd. Notes	5.500	04/15/27		500	545,252
Gtd. Notes	6.750	05/01/25		2,500	2,678,501

Sands China Ltd. (Macau), Sr. Unsec’d. Notes	5.125	08/08/25		200	223,940
Wynn Macau Ltd. (Macau), Sr. Unsec’d. Notes, 144A	5.500	01/15/26		1,600	1,676,840
					15,839,847

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Machinery-Diversified 0.4%
TK Elevator Midco GmbH (Germany), Sr. Sec’d. Notes, 144A	4.375%	07/15/27	EUR	3,100	$3,959,089
Vertical Holdco GmbH (Germany), Sr. Unsec’d. Notes, 144A	6.625	07/15/28	EUR	2,200	2,868,515
					6,827,604
Media 2.3%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes	4.500	05/01/32		3,800	3,832,877
Sr. Unsec’d. Notes, 144A	4.250	02/01/31		1,300	1,297,448
Sr. Unsec’d. Notes, 144A(a)	5.375	06/01/29		3,775	4,099,419
Sr. Unsec’d. Notes, 144A	5.750	02/15/26		2,790	2,884,727
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	5.375	04/01/38		100	118,967
Sr. Sec’d. Notes	5.375	05/01/47		205	239,020
Sr. Sec’d. Notes	5.750	04/01/48		500	610,714
Sr. Sec’d. Notes	6.384	10/23/35		1,515	1,980,633
Sr. Sec’d. Notes	6.484	10/23/45		50	65,857

Cox Communications, Inc., Sr. Unsec’d. Notes, 144A	4.600	08/15/47		2,000	2,343,206
CSC Holdings LLC,
Gtd. Notes, 144A(a)	3.375	02/15/31		1,480	1,385,675
Gtd. Notes, 144A	5.500	04/15/27		1,300	1,365,018
Sr. Unsec’d. Notes, 144A	4.625	12/01/30		1,475	1,425,562
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A (original cost $4,702,938; purchased 07/18/19 - 09/16/20)(f)	6.625	08/15/27		5,940	3,390,757
Sr. Sec’d. Notes, 144A (original cost $996,250; purchased 02/19/20)(f)	5.375	08/15/26		1,000	742,133
Discovery Communications LLC,
Gtd. Notes	4.650	05/15/50		850	947,800
Gtd. Notes	5.200	09/20/47		645	758,657
Gtd. Notes	5.300	05/15/49		2,220	2,654,514
DISH DBS Corp.,
Gtd. Notes	6.750	06/01/21		2,000	2,000,000
Gtd. Notes	7.375	07/01/28		500	536,591
Gtd. Notes(a)	7.750	07/01/26		4,570	5,190,447

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Media (cont’d.)

iHeartCommunications, Inc., Sr. Sec’d. Notes	6.375%	05/01/26		700	$747,355
Univision Communications, Inc., Sr. Sec’d. Notes, 144A	6.625	06/01/27		1,875	2,031,890
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes	5.000	04/15/27	GBP	700	1,035,762
Sr. Sec’d. Notes	5.250	05/15/29	GBP	500	752,241

Virgin Media Vendor Financing Notes III DAC (United Kingdom), Gtd. Notes, 144A	4.875	07/15/28	GBP	1,900	2,750,313
					45,187,583
Mining 0.5%
First Quantum Minerals Ltd. (Zambia), Gtd. Notes, 144A	7.500	04/01/25		4,600	4,773,856
Indonesia Asahan Aluminium Persero PT (Indonesia), Sr. Unsec’d. Notes	6.530	11/15/28		1,710	2,079,587
Newmont Corp., Gtd. Notes	2.800	10/01/29		1,075	1,120,465
Teck Resources Ltd. (Canada), Sr. Unsec’d. Notes	6.000	08/15/40		760	951,709
Volcan Cia Minera SAA (Peru), Gtd. Notes	5.375	02/02/22		200	199,857
					9,125,474
Miscellaneous Manufacturing 0.5%
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	7.500	12/01/24		600	616,680
Sr. Unsec’d. Notes, 144A	7.500	03/15/25		200	201,587
Sr. Unsec’d. Notes, 144A	7.875	04/15/27		7,850	7,967,758
					8,786,025
Oil & Gas 5.0%
Aethon United BR LP/Aethon United Finance Corp., Sr. Unsec’d. Notes, 144A	8.250	02/15/26		1,575	1,686,564

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Aker BP ASA (Norway),
Sr. Unsec’d. Notes, 144A	3.000%	01/15/25	2,700	$2,827,135
Sr. Unsec’d. Notes, 144A	3.750	01/15/30	150	159,126

Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., Gtd. Notes	7.875	12/15/24(d)	2,950	1,947
Antero Resources Corp.,
Gtd. Notes	5.625	06/01/23	1,800	1,800,000
Gtd. Notes, 144A	8.375	07/15/26	1,500	1,692,042
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	7.000	11/01/26	1,525	1,574,038
Gtd. Notes, 144A	9.000	11/01/27	1,104	1,514,988
Sr. Unsec’d. Notes, 144A	8.250	12/31/28	2,325	2,530,313

BP Capital Markets PLC (United Kingdom), Gtd. Notes	4.375(ff)	06/22/25(oo)	3,080	3,274,814
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes(a)	4.250	04/15/27	1,600	1,777,777
Sr. Unsec’d. Notes	4.400	04/15/29	1,500	1,671,502
Chesapeake Energy Corp.,
Gtd. Notes, 144A	5.500	02/01/26	475	502,500
Gtd. Notes, 144A	5.875	02/01/29	425	458,864

Citgo Holding, Inc., Sr. Sec’d. Notes, 144A	9.250	08/01/24	1,250	1,281,364
CITGO Petroleum Corp., Sr. Sec’d. Notes, 144A	7.000	06/15/25	1,100	1,143,582
CNX Resources Corp., Gtd. Notes, 144A	7.250	03/14/27	1,525	1,638,762
ConocoPhillips, Gtd. Notes, 144A(h)	4.300	08/15/28	1,900	2,183,487
Continental Resources, Inc.,
Gtd. Notes(a)	3.800	06/01/24	2,282	2,395,842
Gtd. Notes(a)	4.375	01/15/28	600	651,179

Diamondback Energy, Inc., Gtd. Notes(a)	2.875	12/01/24	2,090	2,221,881
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A	5.500	01/30/26	75	77,509
Sr. Unsec’d. Notes, 144A	6.625	07/15/25	2,000	2,124,444
Energean Israel Finance Ltd. (Israel),
Sr. Sec’d. Notes, 144A	4.875	03/30/26	1,992	2,063,587

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Energean Israel Finance Ltd. (Israel), (cont’d.)
Sr. Sec’d. Notes, 144A	5.375%	03/30/28		1,320	$1,371,083
Gazprom PJSC Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes, 144A	6.510	03/07/22		100	104,387
Sr. Unsec’d. Notes, EMTN	8.625	04/28/34		1,710	2,552,800

Harvest Operations Corp. (South Korea), Gtd. Notes, 144A	4.200	06/01/23		200	213,910
Helmerich & Payne, Inc., Sr. Unsec’d. Notes	4.650	03/15/25		589	650,288
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	5.750	10/01/25		150	152,373
Sr. Unsec’d. Notes, 144A	5.750	02/01/29		675	692,670
Sr. Unsec’d. Notes, 144A	6.000	02/01/31		675	697,775
Sr. Unsec’d. Notes, 144A	6.250	11/01/28		700	734,454

KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, 144A	4.750	04/24/25		2,380	2,670,606
Leviathan Bond Ltd. (Israel),
Sr. Sec’d. Notes, 144A	6.500	06/30/27		1,900	2,112,395
Sr. Sec’d. Notes, 144A	6.750	06/30/30		2,070	2,333,330
MEG Energy Corp. (Canada),
Gtd. Notes, 144A	5.875	02/01/29		1,800	1,872,715
Gtd. Notes, 144A	7.125	02/01/27		1,400	1,500,173
Sec’d. Notes, 144A	6.500	01/15/25		1,900	1,964,813

Nabors Industries, Inc., Gtd. Notes	5.750	02/01/25		375	311,095
Ovintiv Exploration, Inc., Gtd. Notes	5.375	01/01/26		1,580	1,779,552
Petrobras Global Finance BV (Brazil),
Gtd. Notes	5.093	01/15/30		1,001	1,074,281
Gtd. Notes	5.375	10/01/29	GBP	350	542,994
Gtd. Notes	5.600	01/03/31		3,001	3,310,656
Gtd. Notes	5.750	02/01/29		25	28,223
Gtd. Notes	6.625	01/16/34	GBP	730	1,189,541
Gtd. Notes	7.375	01/17/27		855	1,044,325
Gtd. Notes	8.750	05/23/26		60	76,940
Gtd. Notes, EMTN	6.250	12/14/26	GBP	2,095	3,391,029
Petroleos Mexicanos (Mexico),
Gtd. Notes	2.500	11/24/22	EUR	500	613,888
Gtd. Notes	4.750	02/26/29	EUR	300	363,218
Gtd. Notes	6.350	02/12/48		276	233,900

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Petroleos Mexicanos (Mexico), (cont’d.)
Gtd. Notes	6.490%	01/23/27		1,059	$1,131,499
Gtd. Notes	6.500	03/13/27		5,920	6,317,396
Gtd. Notes	6.500	01/23/29		100	102,845
Gtd. Notes	6.625	06/15/35		400	385,418
Gtd. Notes	6.840	01/23/30		100	103,468
Gtd. Notes	7.690	01/23/50		3,325	3,190,396
Gtd. Notes, EMTN	1.875	04/21/22	EUR	500	609,938
Gtd. Notes, EMTN	3.750	02/21/24	EUR	1,220	1,522,989
Gtd. Notes, EMTN	3.750	11/16/25	GBP	400	551,672
Gtd. Notes, EMTN	4.875	02/21/28	EUR	1,680	2,076,387
Gtd. Notes, MTN	4.625	09/21/23		370	386,539
Gtd. Notes, MTN	6.875	08/04/26		630	698,293

Range Resources Corp., Gtd. Notes	9.250	02/01/26		2,500	2,757,378
Sinopec Group Overseas Development 2013 Ltd. (China), Gtd. Notes	4.375	10/17/23		200	216,293
Sinopec Group Overseas Development 2016 Ltd. (China), Gtd. Notes	2.000	09/29/21		200	200,858
Transocean, Inc.,
Gtd. Notes, 144A	7.250	11/01/25		975	777,131
Gtd. Notes, 144A	8.000	02/01/27		825	625,921

Tullow Oil PLC (Ghana), Sr. Sec’d. Notes, 144A	10.250	05/15/26		3,160	3,253,721
					95,744,803
Packaging & Containers 0.4%
ARD Finance SA (Luxembourg),
Sr. Sec’d. Notes, Cash coupon 5.000% or PIK 5.750%	5.000	06/30/27	EUR	2,327	2,898,154
Sr. Sec’d. Notes, 144A, Cash coupon 5.000% or PIK 5.750%	5.000	06/30/27	EUR	3,600	4,483,608
					7,381,762

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pharmaceuticals 1.6%
AbbVie, Inc.,
Sr. Unsec’d. Notes	4.050%	11/21/39	4,880	$5,489,029
Sr. Unsec’d. Notes	4.550	03/15/35	1,375	1,639,157
Sr. Unsec’d. Notes	4.700	05/14/45	715	863,154
Sr. Unsec’d. Notes	4.750	03/15/45	1,150	1,401,634

AdaptHealth LLC, Gtd. Notes, 144A	4.625	08/01/29	700	687,097
Bausch Health Americas, Inc., Gtd. Notes, 144A	8.500	01/31/27	90	96,586
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	01/30/28	500	467,884
Gtd. Notes, 144A	5.000	02/15/29	775	711,040
Gtd. Notes, 144A	5.250	01/30/30	500	460,058
Gtd. Notes, 144A(a)	5.250	02/15/31	5,025	4,594,184
Gtd. Notes, 144A	6.125	04/15/25	3,050	3,115,060
Gtd. Notes, 144A	6.250	02/15/29	1,250	1,222,104
Gtd. Notes, 144A	7.000	01/15/28	2,400	2,460,000
Sr. Sec’d. Notes, 144A	4.875	06/01/28	1,075	1,082,677
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes	4.125	06/15/39	90	105,858
Sr. Unsec’d. Notes	4.350	11/15/47	45	54,718
Sr. Unsec’d. Notes	5.000	08/15/45	171	225,247

Cheplapharm Arzneimittel GmbH (Germany), Sr. Sec’d. Notes, 144A	5.500	01/15/28	425	437,362
Cigna Corp.,
Gtd. Notes	3.400	03/01/27	40	43,986
Gtd. Notes	4.375	10/15/28	115	132,824

CVS Health Corp., Sr. Unsec’d. Notes	5.125	07/20/45	25	31,381
Endo Dac/Endo Finance LLC/Endo Finco, Inc.,
Gtd. Notes, 144A	6.000	06/30/28	105	72,602
Sec’d. Notes, 144A	9.500	07/31/27	68	69,261

Mylan, Inc., Gtd. Notes	5.400	11/29/43	3,000	3,623,789
Organon Finance 1 LLC, Sr. Unsec’d. Notes, 144A	5.125	04/30/31	925	950,909
Viatris, Inc., Gtd. Notes, 144A	4.000	06/22/50	1,495	1,522,933
				31,560,534

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines 1.1%
AI Candelaria Spain SLU (Colombia), Sr. Sec’d. Notes, 144A	5.750%	06/15/33	2,720	$2,720,000
DCP Midstream Operating LP, Gtd. Notes, 144A	4.750	09/30/21	1,825	1,828,612
Energy Transfer LP,
Jr. Sub. Notes, Series G	7.125(ff)	05/15/30(oo)	2,900	2,997,706
Sr. Unsec’d. Notes	5.000	05/15/50	1,900	2,110,122
Sr. Unsec’d. Notes	5.300	04/15/47	5	5,588
Sr. Unsec’d. Notes	6.250	04/15/49	750	939,962
Enterprise Products Operating LLC,
Gtd. Notes	4.200	01/31/50	435	477,119
Gtd. Notes, Series D	4.875(ff)	08/16/77	400	390,288

ONEOK, Inc., Gtd. Notes	4.950	07/13/47	25	28,192
Plains All American Pipeline LP/PAA Finance Corp., Sr. Unsec’d. Notes	3.550	12/15/29	1,600	1,660,514
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A	3.600	05/15/25	1,485	1,495,245
Sr. Unsec’d. Notes, 144A	6.875	04/15/40	225	242,136
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	5.500	01/15/28	1,800	1,817,184
Gtd. Notes, 144A	6.000	12/31/30	2,150	2,195,770
Gtd. Notes, 144A	7.500	10/01/25	1,250	1,364,795

Williams Cos., Inc. (The), Sr. Unsec’d. Notes	4.900	01/15/45	76	87,858
				20,361,091
Real Estate 0.6%
Agile Group Holdings Ltd. (China), Sr. Sec’d. Notes	6.050	10/13/25	2,085	2,151,380
Arabian Centres Sukuk Ltd. (Saudi Arabia), Gtd. Notes, 144A	5.375	11/26/24	1,655	1,729,256
Greystar Real Estate Partners LLC, Sr. Sec’d. Notes, 144A	5.750	12/01/25	1,350	1,385,461
Howard Hughes Corp. (The),
Gtd. Notes, 144A	4.125	02/01/29	4,000	3,978,464
Gtd. Notes, 144A	5.375	08/01/28	920	969,649

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Real Estate (cont’d.)

Hunt Cos., Inc., Sr. Sec’d. Notes, 144A	5.250%	04/15/29	2,000	$1,926,468
				12,140,678
Real Estate Investment Trusts (REITs) 1.2%
Brixmor Operating Partnership LP, Sr. Unsec’d. Notes	4.050	07/01/30	1,590	1,752,186
Diversified Healthcare Trust,
Gtd. Notes	9.750	06/15/25	2,000	2,220,271
Sr. Unsec’d. Notes(a)	4.750	02/15/28	3,000	2,898,224
Sr. Unsec’d. Notes	6.750	12/15/21	500	500,802

ESH Hospitality, Inc., Gtd. Notes, 144A	5.250	05/01/25	1,500	1,529,449
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	3.350	09/01/24	745	790,359
Healthpeak Properties, Inc., Sr. Unsec’d. Notes	2.875	01/15/31	505	522,330
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.,
Gtd. Notes	4.500	09/01/26	75	79,262
Gtd. Notes, 144A	4.625	06/15/25	440	467,227
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
Sr. Sec’d. Notes, 144A	5.875	10/01/28	1,025	1,093,815
Sr. Sec’d. Notes, 144A	7.500	06/01/25	1,500	1,621,717

Sabra Health Care LP, Gtd. Notes	4.800	06/01/24	230	252,222
Ventas Realty LP, Gtd. Notes	2.650	01/15/25	3,000	3,162,638
VEREIT Operating Partnership LP, Gtd. Notes	3.400	01/15/28	5,290	5,722,512
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A	4.250	12/01/26	345	355,147
Gtd. Notes, 144A	4.625	12/01/29	510	533,818
				23,501,979

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Retail 1.6%
1011778 BC ULC/New Red Finance, Inc. (Canada), Sec’d. Notes, 144A	4.000%	10/15/30		3,400	$3,293,668
AutoNation, Inc., Sr. Unsec’d. Notes	4.750	06/01/30		1,880	2,212,106
Brinker International, Inc., Gtd. Notes, 144A	5.000	10/01/24		4,400	4,598,867
Dollar Tree, Inc., Sr. Unsec’d. Notes	4.200	05/15/28		1,700	1,925,000
Dufry One BV (Switzerland), Gtd. Notes	2.000	02/15/27	EUR	690	784,625
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes	4.375	02/07/25	EUR	1,100	1,311,072
Sr. Sec’d. Notes	6.250	10/30/25	EUR	2,300	2,850,165
Sr. Sec’d. Notes, 144A	4.375	02/07/25	EUR	1,000	1,191,884

Golden Nugget, Inc., Sr. Unsec’d. Notes, 144A	6.750	10/15/24		1,450	1,465,268
JSM Global Sarl (Brazil), Gtd. Notes, 144A	4.750	10/20/30		2,425	2,501,287
L Brands, Inc., Gtd. Notes	5.625	10/15/23		200	217,924
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	5.625	12/01/25		4,675	4,818,194
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes(a)	5.875	03/01/27		2,675	2,786,722
					29,956,782
Semiconductors 0.1%
NXP BV/NXP Funding LLC/NXP USA, Inc. (China),
Gtd. Notes, 144A	3.150	05/01/27		675	726,440
Gtd. Notes, 144A	3.400	05/01/30		875	944,574
					1,671,014
Software 0.0%
Microsoft Corp., Sr. Unsec’d. Notes	2.525	06/01/50		25	23,388

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Telecommunications 2.9%
Altice France Holding SA (Luxembourg),
Gtd. Notes	4.000%	02/15/28	EUR	300	$354,860
Gtd. Notes, 144A	4.000	02/15/28	EUR	1,000	1,182,866
Altice France SA (France),
Sr. Sec’d. Notes	3.375	01/15/28	EUR	1,650	1,979,396
Sr. Sec’d. Notes, 144A	2.500	01/15/25	EUR	900	1,083,786
Sr. Sec’d. Notes, 144A	3.375	01/15/28	EUR	700	839,744
AT&T, Inc.,
Sr. Unsec’d. Notes, 144A	2.550	12/01/33		28	27,165
Sr. Unsec’d. Notes, 144A	3.500	09/15/53		1,073	1,024,787
Sr. Unsec’d. Notes, 144A	3.550	09/15/55		2,795	2,659,868
Sr. Unsec’d. Notes, 144A	3.650	09/15/59		43	41,443
Sr. Unsec’d. Notes, 144A	3.800	12/01/57		956	949,291

Deutsche Telekom AG (Germany), Sr. Unsec’d. Notes, 144A(a)	3.625	01/21/50		1,440	1,469,164
Digicel Group Holdings Ltd. (Jamaica), Sr. Sec’d. Notes, Cash coupon 8.000% and PIK 2.000% or PIK 10.000%	10.000	04/01/24		1,103	1,083,342
Digicel International Finance Ltd./Digicel International Holdings Ltd. (Jamaica),
Gtd. Notes, 144A	8.000	12/31/26		550	539,125
Gtd. Notes, 144A, Cash coupon 6.000% and PIK 7.000%	13.000	12/31/25		2,000	2,022,716
Sr. Sec’d. Notes, 144A	8.750	05/25/24		6,000	6,244,946
Sr. Sec’d. Notes, 144A	8.750	05/25/24		2,000	2,081,058

Digicel Ltd. (Jamaica), Gtd. Notes, 144A	6.750	03/01/23		1,375	1,308,392
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes	5.500	08/01/23(d)		4,585	2,677,856
Intelsat Luxembourg SA (Luxembourg), Gtd. Notes	8.125	06/01/23(d)		1,895	55,984
Intrado Corp., Gtd. Notes, 144A(a)	8.500	10/15/25		1,350	1,335,211
Level 3 Financing, Inc.,
Gtd. Notes, 144A	4.250	07/01/28		1,800	1,805,586
Sr. Sec’d. Notes, 144A	3.400	03/01/27		3,000	3,199,466

Lumen Technologies, Inc., Sr. Unsec’d. Notes, Series P(a)	7.600	09/15/39		1,905	2,164,135
Millicom International Cellular SA (Colombia), Sr. Unsec’d. Notes, 144A	4.500	04/27/31		720	752,346

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)

MTN Mauritius Investments Ltd. (South Africa), Gtd. Notes	5.373%	02/13/22	220	$225,535
Sprint Capital Corp., Gtd. Notes	8.750	03/15/32	3,000	4,448,250
Sprint Corp.,
Gtd. Notes	7.125	06/15/24	1,000	1,151,975
Gtd. Notes	7.875	09/15/23	1,000	1,131,970

Telefonica Emisiones SA (Spain), Gtd. Notes	4.895	03/06/48	1,325	1,523,547
T-Mobile USA, Inc.,
Gtd. Notes	2.625	02/15/29	3,200	3,088,892
Sr. Sec’d. Notes	4.375	04/15/40	1,850	2,069,300

Verizon Communications, Inc., Sr. Unsec’d. Notes(h)	3.400	03/22/41	4,330	4,419,637
				54,941,639
Transportation 0.1%
Lima Metro Line 2 Finance Ltd. (Peru), Sr. Sec’d. Notes	5.875	07/05/34	103	118,929
Pelabuhan Indonesia III Persero PT (Indonesia), Sr. Unsec’d. Notes	4.875	10/01/24	650	716,925
Union Pacific Corp., Sr. Unsec’d. Notes, 144A	3.799	04/06/71	825	859,799
				1,695,653

Total Corporate Bonds (cost $890,170,644)				924,374,694
Municipal Bonds 0.2%
Illinois 0.1%
State of Illinois, General Obligation Unlimited, Taxable, Pension	5.100	06/01/33	1,210	1,390,532

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Puerto Rico 0.1%
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.,
Revenue Bonds, Restructured, Series A-1	4.750%	07/01/53	700	$784,714
Revenue Bonds, Restructured, Series A-1	5.000	07/01/58	1,780	2,024,981
				2,809,695

Total Municipal Bonds (cost $3,724,162)				4,200,227
Residential Mortgage-Backed Securities 7.3%
Bellemeade Re Ltd. (Bermuda),
Series 2018-01A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)	1.692(c)	04/25/28	62	62,393
Series 2018-03A, Class M1B, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)	1.942(c)	10/25/28	169	169,619
Series 2019-02A, Class M1B, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)	1.542(c)	04/25/29	124	124,061
Series 2019-03A, Class M1A, 144A, 1 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	1.192(c)	07/25/29	505	505,250
Series 2019-03A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)	1.692(c)	07/25/29	1,500	1,503,751
Series 2019-04A, Class M1A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)	1.492(c)	10/25/29	942	943,849
Series 2019-04A, Class M1B, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)	2.092(c)	10/25/29	3,400	3,399,999
Series 2020-01A, Class M1B, 144A, 1 Month LIBOR + 3.400% (Cap N/A, Floor 0.000%)	3.492(c)	06/25/30	290	290,501
Series 2020-02A, Class M1A, 144A, 1 Month LIBOR + 2.300% (Cap N/A, Floor 2.300%)	2.392(c)	08/26/30	198	198,402
Series 2020-02A, Class M1B, 144A, 1 Month LIBOR + 3.200% (Cap N/A, Floor 3.200%)	3.292(c)	08/26/30	645	651,432
Series 2020-02A, Class M1C, 144A, 1 Month LIBOR + 4.000% (Cap N/A, Floor 4.000%)	4.092(c)	08/26/30	895	917,352
Series 2020-04A, Class M2A, 144A, 1 Month LIBOR + 2.600% (Cap N/A, Floor 2.600%)	2.692(c)	06/25/30	946	949,827
Series 2020-04A, Class M2B, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 3.600%)	3.692(c)	06/25/30	740	747,371
Series 2021-01A, Class M1C, 144A, 30 Day Average SOFR + 2.950% (Cap N/A, Floor 2.950%)	2.960(c)	03/25/31	2,280	2,391,088

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)

BVRT Financing Trust, Series 2019-01, Class F, 144A, 1 Month LIBOR + 2.150%^	2.245%(c)	09/15/21	4,871	$4,855,423
Central Park Funding Trust, Series 2021-01, Class PT, 144A, 1 Month LIBOR + 2.750% (Cap N/A, Floor 2.750%)	2.840(c)	08/29/22	7,024	7,027,891
Connecticut Avenue Securities Trust,
Series 2019-R03, Class 1M2, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 0.000%)	2.242(c)	09/25/31	2,903	2,919,660
Series 2019-R07, Class 1M2, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 0.000%)	2.192(c)	10/25/39	1,298	1,303,596
Series 2020-R01, Class 1M2, 144A, 1 Month LIBOR + 2.050% (Cap N/A, Floor 2.050%)	2.142(c)	01/25/40	2,816	2,829,158
Eagle Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)	1.792(c)	11/25/28	52	51,681
Series 2019-01, Class M1B, 144A, 1 Month LIBOR + 1.800% (Cap N/A, Floor 0.000%)	1.892(c)	04/25/29	90	90,294
Series 2020-02, Class M1A, 144A, 1 Month LIBOR + 3.000% (Cap N/A, Floor 0.000%)	3.092(c)	10/25/30	524	525,257
Series 2020-02, Class M1B, 144A, 1 Month LIBOR + 4.000% (Cap N/A, Floor 0.000%)	4.092(c)	10/25/30	480	484,549
Series 2020-02, Class M1C, 144A, 1 Month LIBOR + 4.500% (Cap N/A, Floor 0.000%)	4.592(c)	10/25/30	340	343,978
Fannie Mae Connecticut Avenue Securities,
Series 2017-C07, Class 1M2, 1 Month LIBOR + 2.400% (Cap N/A, Floor 2.400%)	2.492(c)	05/25/30	645	654,677
Series 2018-C03, Class 1M2, 1 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)	2.242(c)	10/25/30	875	884,138

Fannie Mae Interest Strips, Series 422, Class C7, IO	3.500	11/25/35	5,041	655,922
Fannie Mae REMICS, Series 2018-80, Class GC	3.500	10/25/48	1,500	1,626,446
FHLMC Structured Agency Credit Risk Debt Notes, Series 2021-DNA02, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)	3.410(c)	08/25/33	6,150	6,249,944
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA03, Class B1, 144A, 1 Month LIBOR + 5.100% (Cap N/A, Floor 0.000%)	5.192(c)	06/25/50	615	644,765
Series 2020-DNA03, Class M2, 144A, 1 Month LIBOR + 3.000% (Cap N/A, Floor 0.000%)	3.092(c)	06/25/50	374	375,872

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
FHLMC Structured Agency Credit Risk REMIC Trust, (cont’d.)
Series 2020-DNA04, Class B1, 144A, 1 Month LIBOR + 6.000% (Cap N/A, Floor 0.000%)	6.092%(c)	08/25/50	4,190	$4,470,745
Series 2020-DNA05, Class B1, 144A, 30 Day Average SOFR + 4.800% (Cap N/A, Floor 0.000%)	4.810(c)	10/25/50	630	665,235
Series 2020-DNA05, Class M2, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)	2.810(c)	10/25/50	470	476,525
Series 2020-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)	3.010(c)	12/25/50	3,240	3,239,998
Series 2020-HQA02, Class M2, 144A, 1 Month LIBOR + 3.100% (Cap N/A, Floor 0.000%)	3.192(c)	03/25/50	280	284,648
Series 2020-HQA03, Class M2, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 0.000%)	3.692(c)	07/25/50	4,351	4,396,093
Series 2020-HQA04, Class B1, 144A, 1 Month LIBOR + 5.250% (Cap N/A, Floor 0.000%)	5.342(c)	09/25/50	1,080	1,141,246

GCAT LLC, Series 2019-04, Class A1, 144A	3.228	11/26/49	8,512	8,533,502
Government National Mortgage Assoc.,
Series 2016-69, Class B	3.000	05/20/46	6,201	6,527,541
Series 2019-137, Class IO	3.000	11/20/49	7,198	990,520
Series 2019-159, Class IJ, IO	3.500	12/20/49	1,315	228,210
Home Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)	1.692(c)	10/25/28	53	53,284
Series 2019-01, Class M1, 144A, 1 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)	1.742(c)	05/25/29	138	137,935
Legacy Mortgage Asset Trust,
Series 2019-GS06, Class A1, 144A	3.000	06/25/59	999	1,004,775
Series 2020-GS05, Class A1, 144A	3.250	06/25/60	1,892	1,929,961
Series 2020-SL01, Class A, 144A	2.734	01/25/60	3,921	3,950,727
Series 2021-SL01, Class A, 144A	1.991(cc)	07/01/82	3,226	3,222,067
MRA Issuance Trust,
Series 2020-07, Class A, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)	1.710(c)	12/11/21	18,520	18,542,928
Series 2021-EBO03, Class A1X, 144A, 1 Month LIBOR + 1.750% (Cap N/A, Floor 1.750%)^	1.860(c)	03/31/23	4,620	4,620,000
Series 2021-EBO03, Class A2, 144A, 1 Month LIBOR + 2.750% (Cap N/A, Floor 2.750%)^	2.860(c)	03/31/23	5,330	5,330,000

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Residential Mortgage-Backed Securities (Continued)

New Residential Mortgage Loan Trust, Series 2018-04A, Class A1S, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)	0.842%(c)	01/25/48		207	$207,137
Oaktown Re IV Ltd. (Bermuda), Series 2020-01A, Class M1B, 144A, 1 Month LIBOR + 4.750% (Cap N/A, Floor 4.750%)	4.842(c)	07/25/30		556	556,619
PMT Credit Risk Transfer Trust,
Series 2020-02R, Class A, 144A, 1 Month LIBOR + 3.815% (Cap N/A, Floor 3.815%)	3.907(c)	12/25/22		6,169	6,201,329
Series 2021-1R, Class A, 144A, 1 Month LIBOR + 2.900% (Cap N/A, Floor 2.900%)	3.009(c)	02/27/24		9,964	9,964,382
Radnor Re Ltd. (Bermuda),
Series 2020-02, Class M1A, 144A, 1 Month LIBOR + 3.150% (Cap N/A, Floor 3.150%)	3.242(c)	10/25/30		987	987,032
Series 2020-02, Class M1B, 144A, 1 Month LIBOR + 4.000% (Cap N/A, Floor 4.000%)	4.092(c)	10/25/30		2,380	2,400,854
Series 2020-02, Class M1C, 144A, 1 Month LIBOR + 4.600% (Cap N/A, Floor 4.600%)	4.692(c)	10/25/30		1,865	1,895,906

Retiro Mortgage Securities DAC (Ireland), Series 01A, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap 5.000%, Floor 0.000%)	1.464(c)	07/30/75	EUR	3,650	4,419,548

Total Residential Mortgage-Backed Securities (cost $139,232,937)					140,756,893
Sovereign Bonds 4.4%
1MDB Global Investments Ltd. (Malaysia), Sr. Unsec’d. Notes	4.400	03/09/23		4,000	4,045,977
Angolan Government International Bond (Angola), Sr. Unsec’d. Notes	9.500	11/12/25		2,360	2,597,013
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes	0.125(cc)	07/09/30		3,205	1,185,965
Sr. Unsec’d. Notes	0.125(cc)	01/09/38		400	157,697

Bermuda Government International Bond (Bermuda), Sr. Unsec’d. Notes, 144A	2.375	08/20/30		735	726,400
Brazil Minas SPE via State of Minas Gerais (Brazil), Gov’t. Gtd. Notes	5.333	02/15/28		2,471	2,681,690
Bulgaria Government International Bond (Bulgaria), Sr. Unsec’d. Notes	1.375	09/23/50	EUR	1,750	1,964,174

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)

Costa Rica Government International Bond (Costa Rica), Sr. Unsec’d. Notes	4.250%	01/26/23		690	$705,956
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes	5.875	04/18/24		1,300	1,391,205
Sr. Unsec’d. Notes, 144A	5.875	01/30/60		3,370	3,330,084
Ghana Government International Bond (Ghana),
Sr. Unsec’d. Notes	7.875	03/26/27		400	423,009
Sr. Unsec’d. Notes, 144A	6.375	02/11/27		2,720	2,741,394
Sr. Unsec’d. Notes, 144A	8.125	01/18/26		1,200	1,296,855

Hellenic Republic Government International Bond (Greece), Sr. Unsec’d. Notes	5.200	07/17/34	EUR	120	213,465
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes	0.900	02/14/27	EUR	1,080	1,328,412
Sr. Unsec’d. Notes	1.100	03/12/33	EUR	615	731,841
Sr. Unsec’d. Notes	1.450	09/18/26	EUR	135	171,211
Sr. Unsec’d. Notes	1.750	04/24/25	EUR	860	1,101,761
Sr. Unsec’d. Notes, EMTN	3.750	06/14/28	EUR	380	550,035

Israel Government International Bond (Israel), Sr. Unsec’d. Notes	4.500	04/03/20		1,380	1,703,475
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes, 144A	5.125	06/15/25	EUR	1,670	2,280,859
Sr. Unsec’d. Notes, 144A	5.750	12/31/32		841	847,574
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A, MTN	1.750	09/05/24		200	207,019
Sr. Unsec’d. Notes, 144A, MTN	3.000	03/12/24		200	213,530

Lembaga Pembiayaan Ekspor Indonesia (Indonesia), Sr. Unsec’d. Notes, EMTN	3.875	04/06/24		801	856,911
Namibia International Bonds (Namibia), Sr. Unsec’d. Notes	5.500	11/03/21		680	688,628
Nigeria Government International Bond (Nigeria),
Sr. Unsec’d. Notes	7.625	11/21/25		205	233,244
Sr. Unsec’d. Notes, 144A	7.625	11/21/25		2,410	2,742,039
Oman Government International Bond (Oman),
Sr. Unsec’d. Notes	3.875	03/08/22		1,550	1,573,334
Sr. Unsec’d. Notes, 144A	3.625	06/15/21		200	200,001

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Pakistan Government International Bond (Pakistan),
Sr. Unsec’d. Notes, 144A	8.250%	04/15/24		1,699	$1,857,048
Sr. Unsec’d. Notes, 144A	8.250	09/30/25		600	667,123
Provincia de Buenos Aires (Argentina),
Sr. Unsec’d. Notes	9.125	03/16/24(d)		150	63,256
Sr. Unsec’d. Notes	10.875	01/26/21(d)		313	148,187

Qatar Government International Bond (Qatar), Sr. Unsec’d. Notes, 144A	5.103	04/23/48		640	833,479
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes	2.875	10/17/29		1,000	1,029,152
Sr. Unsec’d. Notes, EMTN	6.000	08/04/28	GBP	1,540	2,819,734
Sr. Unsec’d. Notes, MTN	5.375	06/15/33		3,300	4,087,053
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A, MTN	3.875	10/29/35	EUR	3,103	4,390,358
Sr. Unsec’d. Notes, 144A, MTN	4.625	04/03/49	EUR	740	1,133,364
Sr. Unsec’d. Notes, EMTN	3.875	10/29/35	EUR	250	353,719
Sr. Unsec’d. Notes, EMTN	4.125	03/11/39	EUR	318	453,379
Sr. Unsec’d. Notes, EMTN	4.625	04/03/49	EUR	200	306,315

Saudi Government International Bond (Saudi Arabia), Sr. Unsec’d. Notes, 144A, MTN	4.000	04/17/25		200	220,961
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes	1.500	06/26/29	EUR	943	1,146,916
Sr. Unsec’d. Notes	3.125	05/15/27	EUR	931	1,257,724
Sr. Unsec’d. Notes, 144A	1.500	06/26/29	EUR	1,095	1,331,785
Sr. Unsec’d. Notes, 144A	1.650	03/03/33	EUR	2,110	2,486,014
Sr. Unsec’d. Notes, 144A	2.125	12/01/30		3,835	3,579,972

Third Pakistan International Sukuk Co. Ltd. (The) (Pakistan), Sr. Unsec’d. Notes	5.625	12/05/22		2,360	2,429,546
Turkiye Ihracat Kredi Bankasi (Turkey), Sr. Unsec’d. Notes, 144A	5.000	09/23/21		240	242,267
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes	0.000(cc)	05/31/40		1,210	1,341,331
Sr. Unsec’d. Notes	7.750	09/01/21		700	708,749
Sr. Unsec’d. Notes	7.750	09/01/22		100	105,380
Sr. Unsec’d. Notes	7.750	09/01/24		430	473,388
Sr. Unsec’d. Notes	8.994	02/01/24		200	224,223
Sr. Unsec’d. Notes, 144A	4.375	01/27/30	EUR	2,645	3,017,893

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Sovereign Bonds (Continued)
Ukraine Government International Bond (Ukraine), (cont’d.)
Sr. Unsec’d. Notes, 144A	7.750%	09/01/22	3,550	$3,740,994
Sr. Unsec’d. Notes, 144A	7.750	09/01/23	520	562,343
Sr. Unsec’d. Notes, 144A	8.994	02/01/24	650	728,725
Sr. Unsec’d. Notes, 144A	9.750	11/01/28	2,100	2,517,603

Uruguay Government International Bond (Uruguay), Sr. Unsec’d. Notes	4.975	04/20/55	500	625,404

Total Sovereign Bonds (cost $81,923,374)				83,774,143
U.S. Government Agency Obligations 1.1%
Government National Mortgage Assoc.	2.500	TBA	4,500	4,650,984
Government National Mortgage Assoc.	2.500	TBA	4,500	4,659,949
Government National Mortgage Assoc.	3.000	12/20/49	11,836	12,353,353

Total U.S. Government Agency Obligations (cost $21,670,033)				21,664,286
U.S. Treasury Obligations 8.4%
U.S. Treasury Bonds	1.375	11/15/40	260	226,322
U.S. Treasury Bonds(h)	2.500	02/15/46	17,530	18,343,502
U.S. Treasury Bonds(k)	3.000	11/15/44	1,215	1,386,619
U.S. Treasury Bonds(k)	3.000	05/15/45	2,465	2,815,492
U.S. Treasury Bonds(k)	3.125	02/15/43	5,695	6,614,209
U.S. Treasury Bonds(k)	3.375	05/15/44	8,040	9,733,425
U.S. Treasury Bonds(k)	3.375	11/15/48	3,760	4,634,788
U.S. Treasury Bonds(h)(k)	3.625	08/15/43	4,700	5,887,484
U.S. Treasury Bonds(h)	3.625	02/15/44	7,880	9,896,787
U.S. Treasury Notes(k)	2.125	05/15/25	9,055	9,620,938
U.S. Treasury Notes(k)	2.250	11/15/27	55	58,871
U.S. Treasury Notes(k)	2.375	08/15/24	280	298,134
U.S. Treasury Notes	2.875	05/15/28	61,045	67,769,488
U.S. Treasury Strips Coupon	1.394(s)	11/15/41	525	323,265
U.S. Treasury Strips Coupon(k)	1.450(s)	08/15/42	305	184,048
U.S. Treasury Strips Coupon(h)	1.781(s)	08/15/40	12,460	7,963,692
U.S. Treasury Strips Coupon	1.810(s)	02/15/40	4,360	2,826,506
U.S. Treasury Strips Coupon(k)	2.057(s)	11/15/38	1,185	801,819
U.S. Treasury Strips Coupon	2.058(s)	02/15/39	1,200	800,719
U.S. Treasury Strips Coupon(k)	2.208(s)	05/15/39	2,435	1,612,141
U.S. Treasury Strips Coupon(k)	2.340(s)	02/15/43	7,190	4,296,587
U.S. Treasury Strips Coupon	2.394(s)	11/15/43	2,247	1,313,442

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligations (Continued)
U.S. Treasury Strips Coupon	2.423%(s)	11/15/40	640	$405,925
U.S. Treasury Strips Coupon	2.437(s)	05/15/44	2,230	1,288,261
U.S. Treasury Strips Principal(k)	2.046(s)	11/15/44	2,645	1,536,786

Total U.S. Treasury Obligations (cost $165,997,551)				160,639,250

	Shares
Common Stocks 0.6%
Chemicals 0.0%
Hexion Holdings Corp. (Class B Stock)*	1,179	19,454
Electric Utilities 0.0%
GenOn Energy Holdings, Inc. (Class A Stock)*^	677	88,010
Gas Utilities 0.1%
Ferrellgas Partners LP (Class B Stock)*	14,838	3,004,695
Independent Power & Renewable Electricity Producers 0.0%
Vistra Corp.	10,516	170,044
Oil, Gas & Consumable Fuels 0.5%
Chesapeake Energy Corp.	134,120	7,081,536
Chesapeake Energy Corp. Backstop Commitment^	771	39,881
Extraction Oil & Gas, Inc.*	36,450	1,790,424
		8,911,841

Total Common Stocks (cost $5,979,318)		12,194,044
Exchange-Traded Fund 0.9%
iShares iBoxx High Yield Corporate Bond ETF(a) (cost $16,818,707)	193,060	16,830,971
Preferred Stock 0.4%
Gas Utilities
Ferrellgas Escrow LLC, 8.956%, Maturing 03/30/31*^ (cost $7,275,000)	7,500	7,500,000

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2021
Description	Units	Value
Warrants* 0.0%
Hotels, Restaurants & Leisure
CEC Brands LLC, expiring 12/31/25 (cost $0)	30,389	$69,135

Total Long-Term Investments (cost $1,841,661,648)		1,891,916,881

	Shares
Short-Term Investments 5.3%
Affiliated Mutual Funds 5.3%
PGIM Core Ultra Short Bond Fund(wa)	29,948,549	29,948,549
PGIM Institutional Money Market Fund (cost $72,421,759; includes $72,416,359 of cash collateral for securities on loan)(b)(wa)	72,483,983	72,440,493

Total Short-Term Investments (cost $102,370,308)		102,389,042

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 103.7% (cost $1,944,031,956)		1,994,305,923
Option Written*~ (0.0)%
(premiums received $60,303)		(47,976)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 103.7% (cost $1,943,971,653)		1,994,257,947
Liabilities in excess of other assets(z) (3.7)%		(71,517,017)

Net Assets 100.0%		$1,922,740,930

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CHF—Swiss Franc
CLP—Chilean Peso
CNH—Chinese Renminbi
COP—Colombian Peso
CZK—Czech Koruna
EUR—Euro
GBP—British Pound
HUF—Hungarian Forint
IDR—Indonesian Rupiah

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2021
ILS—Israeli Shekel
INR—Indian Rupee
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
NOK—Norwegian Krone
NZD—New Zealand Dollar
PEN—Peruvian Nuevo Sol
PHP—Philippine Peso
PLN—Polish Zloty
RUB—Russian Ruble
SEK—Swedish Krona
SGD—Singapore Dollar
THB—Thai Baht
TRY—Turkish Lira
TWD—New Taiwanese Dollar
USD—US Dollar
ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
BBR—New Zealand Bank Bill Rate
BBSW—Australian Bank Bill Swap Reference Rate
BROIS—Brazil Overnight Index Swap
BUBOR—Budapest Interbank Offered Rate
CDX—Credit Derivative Index
CLO—Collateralized Loan Obligation
CLOIS—Sinacofi Chile Interbank Rate Average
COOIS—Colombia Overnight Interbank Reference Rate
CPI—Consumer Price Index
EMTN—Euro Medium Term Note
ETF—Exchange-Traded Fund
EURIBOR—Euro Interbank Offered Rate
FHLMC—Federal Home Loan Mortgage Corporation
GMTN—Global Medium Term Note
iBoxx—Bond Market Indices
IO—Interest Only (Principal amount represents notional)
JIBAR—Johannesburg Interbank Agreed Rate
LIBOR—London Interbank Offered Rate
LP—Limited Partnership
M—Monthly payment frequency for swaps
MTN—Medium Term Note
NSA—Non-Seasonally Adjusted
OJSC—Open Joint-Stock Company
OTC—Over-the-counter
PIK—Payment-in-Kind
PJSC—Public Joint-Stock Company
Q—Quarterly payment frequency for swaps
REITs—Real Estate Investment Trust
REMICS—Real Estate Mortgage Investment Conduit Security

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2021
S—Semiannual payment frequency for swaps
SOFR—Secured Overnight Financing Rate
SONIA—Sterling Overnight Index Average
Strips—Separate Trading of Registered Interest and Principal of Securities
T—Swap payment upon termination
TBA—To Be Announced
USOIS—United States Overnight Index Swap
WIBOR—Warsaw Interbank Offered Rate

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $29,565,395 and 1.5% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $70,937,206; cash collateral of $72,416,359 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at May 31, 2021.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of May 31, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $5,699,188. The aggregate value of $4,132,890 is 0.2% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2021
Options Written:
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
iTraxx.XO.35.V1, 06/20/26	Put	Barclays Bank PLC	10/20/21	5.00%	5.00%(Q)	iTraxx.XO.35.V1(Q)	EUR	10,550	$(47,976)
(premiums received $60,303)
Futures contracts outstanding at May 31, 2021:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
5,941	5 Year U.S. Treasury Notes	Sep. 2021	$735,802,118	$715,345
550	10 Year U.S. Treasury Notes	Sep. 2021	72,565,625	88,838
308	10 Year U.S. Ultra Treasury Notes	Sep. 2021	44,645,564	(6,011)
264	20 Year U.S. Treasury Bonds	Sep. 2021	41,324,250	126,407
				924,579
Short Positions:
5,030	2 Year U.S. Treasury Notes	Sep. 2021	1,110,293,911	(401,727)
521	5 Year Euro-Bobl	Jun. 2021	85,604,829	222,478
177	10 Year Euro-Bund	Jun. 2021	36,680,300	339,393
180	30 Year U.S. Ultra Treasury Bonds	Sep. 2021	33,345,000	(287,253)
222	Euro Schatz Index	Jun. 2021	30,332,587	18,799
				(108,310)
				$816,269
Forward foreign currency exchange contracts outstanding at May 31, 2021:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 07/20/21	BNP Paribas S.A.	AUD	1,953	$1,514,000	$1,505,897	$—	$(8,103)
Expiring 07/20/21	JPMorgan Chase Bank, N.A.	AUD	2,623	2,029,290	2,022,511	—	(6,779)
Expiring 07/20/21	UBS AG	AUD	1,681	1,305,000	1,295,998	—	(9,002)
Brazilian Real,
Expiring 07/02/21	Morgan Stanley & Co. International PLC	BRL	59,644	10,807,203	11,406,770	599,567	—

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2021
Forward foreign currency exchange contracts outstanding at May 31, 2021 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
British Pound,
Expiring 07/19/21	Barclays Bank PLC	GBP	1,283	$1,817,000	$1,821,277	$4,277	$—
Expiring 07/19/21	Goldman Sachs International	GBP	1,097	1,526,000	1,556,666	30,666	—
Expiring 07/19/21	HSBC Bank PLC	GBP	2,747	3,806,609	3,899,154	92,545	—
Expiring 07/19/21	Morgan Stanley & Co. International PLC	GBP	1,624	2,297,519	2,305,311	7,792	—
Canadian Dollar,
Expiring 07/20/21	Citibank, N.A.	CAD	5,450	4,349,823	4,511,117	161,294	—
Expiring 07/20/21	Goldman Sachs International	CAD	2,364	1,922,000	1,956,761	34,761	—
Chinese Renminbi,
Expiring 08/18/21	Citibank, N.A.	CNH	14,557	2,251,000	2,276,902	25,902	—
Expiring 08/18/21	Citibank, N.A.	CNH	14,073	2,174,000	2,201,192	27,192	—
Expiring 08/18/21	Credit Suisse International	CNH	14,813	2,311,000	2,316,880	5,880	—
Expiring 08/18/21	Goldman Sachs International	CNH	15,942	2,455,000	2,493,502	38,502	—
Expiring 08/18/21	Goldman Sachs International	CNH	12,847	1,982,000	2,009,359	27,359	—
Expiring 08/18/21	JPMorgan Chase Bank, N.A.	CNH	96,324	14,916,548	15,066,025	149,477	—
Expiring 08/18/21	JPMorgan Chase Bank, N.A.	CNH	19,235	2,998,000	3,008,489	10,489	—
Expiring 08/18/21	JPMorgan Chase Bank, N.A.	CNH	14,006	2,160,000	2,190,696	30,696	—
Expiring 08/18/21	Morgan Stanley & Co. International PLC	CNH	15,676	2,426,000	2,451,844	25,844	—
Colombian Peso,
Expiring 06/16/21	Credit Suisse International	COP	9,187,450	2,545,000	2,474,814	—	(70,186)
Expiring 06/16/21	Goldman Sachs International	COP	11,960,520	3,198,000	3,221,793	23,793	—
Expiring 06/16/21	Goldman Sachs International	COP	9,855,490	2,681,000	2,654,763	—	(26,237)
Expiring 06/16/21	Goldman Sachs International	COP	9,474,668	2,652,000	2,552,182	—	(99,818)
Expiring 06/16/21	Morgan Stanley & Co. International PLC	COP	10,797,792	2,968,000	2,908,590	—	(59,410)

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2021
Forward foreign currency exchange contracts outstanding at May 31, 2021 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Colombian Peso (cont’d.),
Expiring 06/16/21	Morgan Stanley & Co. International PLC	COP	10,364,120	$2,801,000	$2,791,772	$—	$(9,228)
Expiring 06/16/21	Morgan Stanley & Co. International PLC	COP	5,979,243	1,624,000	1,610,623	—	(13,377)
Czech Koruna,
Expiring 07/19/21	Barclays Bank PLC	CZK	51,340	2,389,000	2,458,744	69,744	—
Expiring 07/19/21	Barclays Bank PLC	CZK	47,308	2,255,000	2,265,615	10,615	—
Expiring 07/19/21	Barclays Bank PLC	CZK	46,942	2,244,000	2,248,115	4,115	—
Expiring 07/19/21	Goldman Sachs International	CZK	48,012	2,307,000	2,299,370	—	(7,630)
Expiring 07/19/21	UBS AG	CZK	47,323	2,275,000	2,266,370	—	(8,630)
Expiring 07/19/21	UBS AG	CZK	31,789	1,505,000	1,522,409	17,409	—
Euro,
Expiring 07/19/21	Bank of America, N.A.	EUR	2,281	2,768,369	2,783,858	15,489	—
Expiring 07/19/21	BNP Paribas S.A.	EUR	2,058	2,517,000	2,512,256	—	(4,744)
Expiring 07/19/21	BNP Paribas S.A.	EUR	1,330	1,617,000	1,623,377	6,377	—
Expiring 07/19/21	HSBC Bank PLC	EUR	5,382	6,479,684	6,569,549	89,865	—
Hungarian Forint,
Expiring 07/19/21	Barclays Bank PLC	HUF	723,209	2,522,000	2,530,221	8,221	—
Expiring 07/19/21	Barclays Bank PLC	HUF	666,639	2,327,000	2,332,306	5,306	—
Expiring 07/19/21	Barclays Bank PLC	HUF	456,513	1,532,000	1,597,158	65,158	—
Expiring 07/19/21	Barclays Bank PLC	HUF	441,792	1,552,000	1,545,656	—	(6,344)
Expiring 07/19/21	Barclays Bank PLC	HUF	436,384	1,452,000	1,526,735	74,735	—
Expiring 07/19/21	Goldman Sachs International	HUF	658,996	2,300,000	2,305,566	5,566	—
Indian Rupee,
Expiring 06/16/21	HSBC Bank PLC	INR	287,851	3,813,000	3,961,921	148,921	—
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	INR	1,614,044	21,710,417	22,215,328	504,911	—
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	INR	1,480,867	19,955,081	20,382,310	427,229	—
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	INR	546,030	7,413,392	7,515,438	102,046	—
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	INR	282,435	3,720,000	3,887,377	167,377	—
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	INR	273,051	3,760,000	3,758,214	—	(1,786)
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	INR	169,776	2,249,000	2,336,757	87,757	—

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2021
Forward foreign currency exchange contracts outstanding at May 31, 2021 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indian Rupee (cont’d.),
Expiring 06/16/21	Morgan Stanley & Co. International PLC	INR	1,447,473	$19,598,126	$19,922,682	$324,556	$—
Indonesian Rupiah,
Expiring 06/16/21	Goldman Sachs International	IDR	33,524,516	2,294,000	2,340,607	46,607	—
Expiring 06/16/21	Goldman Sachs International	IDR	30,616,404	2,116,000	2,137,569	21,569	—
Expiring 06/16/21	Goldman Sachs International	IDR	22,272,140	1,511,000	1,554,991	43,991	—
Expiring 06/16/21	HSBC Bank PLC	IDR	33,532,174	2,314,000	2,341,142	27,142	—
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	IDR	169,347,180	11,598,327	11,823,443	225,116	—
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	IDR	32,801,137	2,318,000	2,290,102	—	(27,898)
Expiring 06/16/21	Morgan Stanley & Co. International PLC	IDR	32,271,001	2,270,000	2,253,090	—	(16,910)
Expiring 06/16/21	UBS AG	IDR	31,929,000	2,202,000	2,229,212	27,212	—
Israeli Shekel,
Expiring 06/16/21	Bank of America, N.A.	ILS	7,333	2,236,000	2,257,390	21,390	—
Expiring 06/16/21	Barclays Bank PLC	ILS	27,553	8,315,044	8,481,517	166,473	—
Expiring 06/16/21	Citibank, N.A.	ILS	27,553	8,340,227	8,481,517	141,290	—
Expiring 06/16/21	Citibank, N.A.	ILS	7,842	2,389,000	2,413,830	24,830	—
Japanese Yen,
Expiring 07/19/21	BNP Paribas S.A.	JPY	303,344	2,787,213	2,762,912	—	(24,301)
Expiring 07/19/21	Goldman Sachs International	JPY	157,138	1,455,000	1,431,247	—	(23,753)
Expiring 07/19/21	Morgan Stanley & Co. International PLC	JPY	167,844	1,540,000	1,528,757	—	(11,243)
Mexican Peso,
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	MXN	60,755	2,830,000	3,043,636	213,636	—
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	MXN	58,986	2,830,000	2,955,005	125,005	—
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	MXN	53,784	2,575,000	2,694,393	119,393	—
Expiring 06/16/21	Morgan Stanley & Co. International PLC	MXN	119,544	5,720,816	5,988,776	267,960	—
Expiring 06/16/21	Morgan Stanley & Co. International PLC	MXN	119,544	5,707,134	5,988,775	281,641	—

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2021
Forward foreign currency exchange contracts outstanding at May 31, 2021 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Taiwanese Dollar,
Expiring 06/16/21	Goldman Sachs International	TWD	958,597	$34,887,260	$34,684,031	$—	$(203,229)
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	TWD	62,885	2,252,000	2,275,304	23,304	—
New Zealand Dollar,
Expiring 07/20/21	Bank of America, N.A.	NZD	1,976	1,411,000	1,431,330	20,330	—
Expiring 07/20/21	BNP Paribas S.A.	NZD	2,232	1,629,000	1,616,717	—	(12,283)
Expiring 07/20/21	Morgan Stanley & Co. International PLC	NZD	1,947	1,384,886	1,410,121	25,235	—
Expiring 07/20/21	UBS AG	NZD	1,935	1,393,000	1,401,309	8,309	—
Peruvian Nuevo Sol,
Expiring 06/16/21	BNP Paribas S.A.	PEN	15,013	4,167,000	3,944,011	—	(222,989)
Expiring 06/16/21	Citibank, N.A.	PEN	6,549	1,716,000	1,720,440	4,440	—
Expiring 06/16/21	Credit Suisse International	PEN	8,864	2,315,000	2,328,714	13,714	—
Expiring 06/16/21	Goldman Sachs International	PEN	9,390	2,537,000	2,466,919	—	(70,081)
Expiring 06/16/21	Goldman Sachs International	PEN	8,185	2,280,000	2,150,234	—	(129,766)
Expiring 06/16/21	Goldman Sachs International	PEN	6,388	1,699,390	1,678,162	—	(21,228)
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	PEN	8,867	2,398,000	2,329,302	—	(68,698)
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	PEN	7,863	2,166,000	2,065,540	—	(100,460)
Expiring 06/16/21	Morgan Stanley & Co. International PLC	PEN	15,778	4,272,000	4,145,071	—	(126,929)
Expiring 06/16/21	Morgan Stanley & Co. International PLC	PEN	9,867	2,673,000	2,592,162	—	(80,838)
Philippine Peso,
Expiring 06/16/21	Citibank, N.A.	PHP	333,697	6,810,000	6,977,820	167,820	—
Expiring 06/16/21	Citibank, N.A.	PHP	120,246	2,454,000	2,514,423	60,423	—
Expiring 06/16/21	Citibank, N.A.	PHP	111,898	2,282,000	2,339,868	57,868	—
Expiring 06/16/21	Citibank, N.A.	PHP	110,280	2,252,000	2,306,037	54,037	—
Expiring 06/16/21	Goldman Sachs International	PHP	113,126	2,312,000	2,365,543	53,543	—
Expiring 06/16/21	Goldman Sachs International	PHP	101,985	2,086,000	2,132,564	46,564	—
Expiring 06/16/21	HSBC Bank PLC	PHP	262,152	5,352,000	5,481,764	129,764	—

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2021
Forward foreign currency exchange contracts outstanding at May 31, 2021 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Philippine Peso (cont’d.),
Expiring 06/16/21	HSBC Bank PLC	PHP	260,017	$5,310,000	$5,437,136	$127,136	$—
Expiring 06/16/21	HSBC Bank PLC	PHP	238,573	4,944,000	4,988,713	44,713	—
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	PHP	277,167	5,630,000	5,795,736	165,736	—
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	PHP	215,739	4,387,000	4,511,255	124,255	—
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	PHP	155,825	3,216,000	3,258,400	42,400	—
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	PHP	129,430	2,649,000	2,706,470	57,470	—
Expiring 06/16/21	STANDARD CHARTERED BANK	PHP	130,140	2,657,000	2,721,310	64,310	—
Polish Zloty,
Expiring 07/19/21	Barclays Bank PLC	PLN	8,302	2,272,000	2,258,618	—	(13,382)
Expiring 07/19/21	Barclays Bank PLC	PLN	6,127	1,625,000	1,667,094	42,094	—
Expiring 07/19/21	Barclays Bank PLC	PLN	6,047	1,594,000	1,645,239	51,239	—
Expiring 07/19/21	Barclays Bank PLC	PLN	5,837	1,561,000	1,588,117	27,117	—
Expiring 07/19/21	Barclays Bank PLC	PLN	5,606	1,497,000	1,525,164	28,164	—
Expiring 07/19/21	JPMorgan Chase Bank, N.A.	PLN	5,763	1,514,000	1,568,023	54,023	—
Expiring 07/19/21	JPMorgan Chase Bank, N.A.	PLN	5,635	1,492,000	1,533,145	41,145	—
Expiring 07/19/21	Morgan Stanley & Co. International PLC	PLN	5,581	1,496,000	1,518,451	22,451	—
Expiring 07/19/21	UBS AG	PLN	8,328	2,224,000	2,265,812	41,812	—
Expiring 07/19/21	UBS AG	PLN	6,218	1,641,000	1,691,607	50,607	—
Expiring 07/19/21	UBS AG	PLN	6,078	1,618,000	1,653,591	35,591	—
Expiring 07/19/21	UBS AG	PLN	5,814	1,573,000	1,581,806	8,806	—
Russian Ruble,
Expiring 06/16/21	Barclays Bank PLC	RUB	199,107	2,568,000	2,711,673	143,673	—
Expiring 06/16/21	Barclays Bank PLC	RUB	122,830	1,648,957	1,672,840	23,883	—
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	RUB	122,830	1,646,515	1,672,841	26,326	—
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	RUB	77,577	1,037,748	1,056,531	18,783	—
Expiring 06/16/21	Morgan Stanley & Co. International PLC	RUB	180,604	2,324,000	2,459,672	135,672	—
Expiring 06/16/21	Morgan Stanley & Co. International PLC	RUB	118,383	1,540,000	1,612,275	72,275	—

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2021
Forward foreign currency exchange contracts outstanding at May 31, 2021 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Singapore Dollar,
Expiring 06/16/21	BNP Paribas S.A.	SGD	4,756	$3,538,000	$3,596,326	$58,326	$—
Expiring 06/16/21	BNP Paribas S.A.	SGD	3,078	2,322,000	2,327,255	5,255	—
Expiring 06/16/21	Credit Suisse International	SGD	3,567	2,661,000	2,696,934	35,934	—
Expiring 06/16/21	Credit Suisse International	SGD	3,043	2,295,000	2,300,709	5,709	—
Expiring 06/16/21	HSBC Bank PLC	SGD	4,016	3,017,000	3,036,176	19,176	—
Expiring 06/16/21	HSBC Bank PLC	SGD	3,596	2,675,000	2,718,910	43,910	—
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	SGD	3,208	2,411,000	2,425,693	14,693	—
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	SGD	2,917	2,184,000	2,205,390	21,390	—
Expiring 06/16/21	Morgan Stanley & Co. International PLC	SGD	3,281	2,461,000	2,480,845	19,845	—
Expiring 06/16/21	Morgan Stanley & Co. International PLC	SGD	3,020	2,282,000	2,283,794	1,794	—
Expiring 06/16/21	UBS AG	SGD	3,539	2,627,000	2,675,529	48,529	—
Expiring 06/16/21	UBS AG	SGD	3,003	2,268,000	2,270,776	2,776	—
South African Rand,
Expiring 06/17/21	BNP Paribas S.A.	ZAR	30,913	2,091,000	2,237,341	146,341	—
Expiring 06/17/21	JPMorgan Chase Bank, N.A.	ZAR	35,177	2,333,000	2,545,940	212,940	—
Expiring 06/17/21	JPMorgan Chase Bank, N.A.	ZAR	33,246	2,274,000	2,406,164	132,164	—
Expiring 06/17/21	JPMorgan Chase Bank, N.A.	ZAR	20,671	1,412,000	1,496,088	84,088	—
Expiring 06/17/21	The Toronto-Dominion Bank	ZAR	9,128	662,666	660,659	—	(2,007)
South Korean Won,
Expiring 06/16/21	BNP Paribas S.A.	KRW	2,284,768	2,046,000	2,050,839	4,839	—
Expiring 06/16/21	Citibank, N.A.	KRW	5,022,520	4,444,000	4,508,283	64,283	—
Expiring 06/16/21	Citibank, N.A.	KRW	3,699,614	3,279,000	3,320,824	41,824	—
Expiring 06/16/21	Citibank, N.A.	KRW	2,447,419	2,185,000	2,196,836	11,836	—
Expiring 06/16/21	Credit Suisse International	KRW	3,087,746	2,723,000	2,771,603	48,603	—
Expiring 06/16/21	Credit Suisse International	KRW	2,676,192	2,354,000	2,402,187	48,187	—
Expiring 06/16/21	Goldman Sachs International	KRW	2,245,483	2,011,000	2,015,576	4,576	—

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2021
Forward foreign currency exchange contracts outstanding at May 31, 2021 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South Korean Won (cont’d.),
Expiring 06/16/21	HSBC Bank PLC	KRW	3,176,999	$2,808,000	$2,851,718	$43,718	$—
Expiring 06/16/21	HSBC Bank PLC	KRW	2,955,984	2,618,000	2,653,332	35,332	—
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	KRW	3,011,001	2,663,000	2,702,716	39,716	—
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	KRW	2,504,473	2,226,000	2,248,049	22,049	—
Expiring 06/16/21	Morgan Stanley & Co. International PLC	KRW	2,602,324	2,314,000	2,335,882	21,882	—
Expiring 06/16/21	STANDARD CHARTERED BANK	KRW	4,051,409	3,585,000	3,636,600	51,600	—
Expiring 06/16/21	STANDARD CHARTERED BANK	KRW	3,894,483	3,457,000	3,495,742	38,742	—
Swedish Krona,
Expiring 07/19/21	Barclays Bank PLC	SEK	19,803	2,336,457	2,385,666	49,209	—
Expiring 07/19/21	UBS AG	SEK	12,060	1,452,000	1,452,867	867	—
Swiss Franc,
Expiring 07/19/21	Goldman Sachs International	CHF	1,888	2,073,000	2,101,666	28,666	—
Expiring 07/19/21	Goldman Sachs International	CHF	1,330	1,455,000	1,480,635	25,635	—
Expiring 07/19/21	Morgan Stanley & Co. International PLC	CHF	2,149	2,345,000	2,392,337	47,337	—
Thai Baht,
Expiring 06/16/21	Citibank, N.A.	THB	141,825	4,530,000	4,538,074	8,074	—
Expiring 06/16/21	Citibank, N.A.	THB	95,548	3,030,000	3,057,312	27,312	—
Expiring 06/16/21	Citibank, N.A.	THB	94,156	2,999,000	3,012,780	13,780	—
Expiring 06/16/21	Citibank, N.A.	THB	73,684	2,358,000	2,357,713	—	(287)
Expiring 06/16/21	Citibank, N.A.	THB	71,563	2,274,000	2,289,862	15,862	—
Expiring 06/16/21	Goldman Sachs International	THB	71,221	2,267,000	2,278,918	11,918	—
Expiring 06/16/21	Goldman Sachs International	THB	43,379	1,404,510	1,388,019	—	(16,491)
Expiring 06/16/21	HSBC Bank PLC	THB	153,471	5,040,096	4,910,708	—	(129,388)
Expiring 06/16/21	HSBC Bank PLC	THB	142,726	4,537,000	4,566,906	29,906	—
Expiring 06/16/21	HSBC Bank PLC	THB	117,866	3,767,000	3,771,424	4,424	—
Expiring 06/16/21	HSBC Bank PLC	THB	90,327	2,877,000	2,890,256	13,256	—
Expiring 06/16/21	HSBC Bank PLC	THB	71,640	2,279,000	2,292,323	13,323	—
Expiring 06/16/21	HSBC Bank PLC	THB	71,082	2,256,000	2,274,473	18,473	—

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2021
Forward foreign currency exchange contracts outstanding at May 31, 2021 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Thai Baht (cont’d.),
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	THB	139,806	$4,464,000	$4,473,456	$9,456	$—
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	THB	65,766	2,081,000	2,104,352	23,352	—
Expiring 06/16/21	Morgan Stanley & Co. International PLC	THB	93,981	3,005,000	3,007,183	2,183	—
Turkish Lira,
Expiring 06/16/21	Barclays Bank PLC	TRY	42,313	5,560,516	4,889,727	—	(670,789)
Expiring 06/16/21	Barclays Bank PLC	TRY	29,803	3,822,607	3,444,075	—	(378,532)
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	TRY	55,312	7,263,494	6,391,800	—	(871,694)
				$583,223,924	$588,642,284	8,972,810	(3,554,450)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 07/20/21	Barclays Bank PLC	AUD	3,106	$2,406,302	$2,394,744	$11,558	$—
Expiring 07/20/21	Goldman Sachs International	AUD	2,986	2,309,000	2,302,533	6,467	—
Brazilian Real,
Expiring 07/02/21	BNP Paribas S.A.	BRL	15,850	3,024,000	3,031,280	—	(7,280)
Expiring 07/02/21	BNP Paribas S.A.	BRL	12,329	2,254,000	2,357,861	—	(103,861)
Expiring 07/02/21	Credit Suisse International	BRL	19,330	3,582,000	3,696,737	—	(114,737)
Expiring 07/02/21	Morgan Stanley & Co. International PLC	BRL	6,007	1,135,000	1,148,824	—	(13,824)
British Pound,
Expiring 07/19/21	BNP Paribas S.A.	GBP	1,019	1,411,000	1,445,993	—	(34,993)
Expiring 07/19/21	Morgan Stanley & Co. International PLC	GBP	32,111	44,167,112	45,572,343	—	(1,405,231)
Canadian Dollar,
Expiring 07/20/21	Bank of America, N.A.	CAD	2,017	1,609,000	1,669,534	—	(60,534)
Expiring 07/20/21	BNP Paribas S.A.	CAD	2,150	1,769,000	1,779,405	—	(10,405)
Expiring 07/20/21	Morgan Stanley & Co. International PLC	CAD	2,158	1,781,000	1,786,008	—	(5,008)

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2021
Forward foreign currency exchange contracts outstanding at May 31, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chilean Peso,
Expiring 06/16/21	Morgan Stanley & Co. International PLC	CLP	11,849,754	$16,024,008	$16,352,608	$—	$(328,600)
Colombian Peso,
Expiring 06/16/21	BNP Paribas S.A.	COP	21,361,633	5,794,981	5,754,161	40,820	—
Expiring 06/16/21	BNP Paribas S.A.	COP	15,789,033	4,324,222	4,253,075	71,147	—
Expiring 06/16/21	Morgan Stanley & Co. International PLC	COP	8,122,112	2,231,000	2,187,845	43,155	—
Expiring 06/16/21	Morgan Stanley & Co. International PLC	COP	6,989,147	1,934,000	1,882,659	51,341	—
Expiring 06/16/21	Morgan Stanley & Co. International PLC	COP	5,441,972	1,490,000	1,465,898	24,102	—
Czech Koruna,
Expiring 07/19/21	HSBC Bank PLC	CZK	137,381	6,331,658	6,579,333	—	(247,675)
Expiring 07/19/21	Morgan Stanley & Co. International PLC	CZK	31,955	1,483,000	1,530,382	—	(47,382)
Euro,
Expiring 07/19/21	Bank of America, N.A.	EUR	2,890	3,533,564	3,527,561	6,003	—
Expiring 07/19/21	Bank of America, N.A.	EUR	2,067	2,527,044	2,523,264	3,780	—
Expiring 07/19/21	BNP Paribas S.A.	EUR	50,000	59,961,150	61,033,895	—	(1,072,745)
Expiring 07/19/21	HSBC Bank PLC	EUR	105,899	126,918,965	129,269,075	—	(2,350,110)
Expiring 07/19/21	UBS AG	EUR	2,349	2,841,000	2,867,751	—	(26,751)
Hungarian Forint,
Expiring 07/19/21	Barclays Bank PLC	HUF	3,213,858	10,618,882	11,244,016	—	(625,134)
Indian Rupee,
Expiring 06/16/21	BNP Paribas S.A.	INR	325,409	4,316,000	4,478,857	—	(162,857)
Expiring 06/16/21	Citibank, N.A.	INR	473,681	6,440,000	6,519,642	—	(79,642)
Expiring 06/16/21	Citibank, N.A.	INR	247,422	3,357,000	3,405,460	—	(48,460)
Expiring 06/16/21	Credit Suisse International	INR	309,530	4,209,000	4,260,299	—	(51,299)
Expiring 06/16/21	Credit Suisse International	INR	285,756	3,868,000	3,933,084	—	(65,084)
Expiring 06/16/21	HSBC Bank PLC	INR	455,173	6,046,000	6,264,899	—	(218,899)
Expiring 06/16/21	HSBC Bank PLC	INR	346,371	4,682,000	4,767,370	—	(85,370)
Expiring 06/16/21	HSBC Bank PLC	INR	266,961	3,626,000	3,674,395	—	(48,395)
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	INR	403,837	5,314,000	5,558,326	—	(244,326)
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	INR	303,678	4,093,000	4,179,756	—	(86,756)

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2021
Forward foreign currency exchange contracts outstanding at May 31, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indian Rupee (cont’d.),
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	INR	284,496	$3,790,000	$3,915,743	$—	$(125,743)
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	INR	193,529	2,630,000	2,663,683	—	(33,683)
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	INR	188,861	2,558,000	2,599,439	—	(41,439)
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	INR	184,653	2,507,000	2,541,523	—	(34,523)
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	INR	178,595	2,358,000	2,458,140	—	(100,140)
Expiring 06/16/21	Morgan Stanley & Co. International PLC	INR	315,182	4,214,000	4,338,092	—	(124,092)
Indonesian Rupiah,
Expiring 06/16/21	BNP Paribas S.A.	IDR	35,827,722	2,487,000	2,501,412	—	(14,412)
Expiring 06/16/21	Goldman Sachs International	IDR	32,068,200	2,204,000	2,238,930	—	(34,930)
Expiring 06/16/21	HSBC Bank PLC	IDR	32,738,053	2,281,000	2,285,698	—	(4,698)
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	IDR	32,350,512	2,208,000	2,258,641	—	(50,641)
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	IDR	25,543,875	1,750,000	1,783,417	—	(33,417)
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	IDR	25,307,866	1,733,000	1,766,939	—	(33,939)
Expiring 06/16/21	Morgan Stanley & Co. International PLC	IDR	23,481,624	1,608,000	1,639,435	—	(31,435)
Israeli Shekel,
Expiring 06/16/21	Bank of America, N.A.	ILS	8,590	2,586,000	2,644,201	—	(58,201)
Expiring 06/16/21	Citibank, N.A.	ILS	9,192	2,767,000	2,829,531	—	(62,531)
Expiring 06/16/21	Citibank, N.A.	ILS	9,073	2,719,000	2,792,942	—	(73,942)
Japanese Yen,
Expiring 07/19/21	Goldman Sachs International	JPY	185,197	1,701,000	1,686,814	14,186	—
Expiring 07/19/21	UBS AG	JPY	218,483	2,007,000	1,989,990	17,010	—
Mexican Peso,
Expiring 06/16/21	BNP Paribas S.A.	MXN	67,404	3,318,000	3,376,713	—	(58,713)
Expiring 06/16/21	BNP Paribas S.A.	MXN	45,007	2,219,000	2,254,680	—	(35,680)
Expiring 06/16/21	BNP Paribas S.A.	MXN	40,417	1,924,000	2,024,735	—	(100,735)
Expiring 06/16/21	BNP Paribas S.A.	MXN	33,608	1,632,000	1,683,633	—	(51,633)

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2021
Forward foreign currency exchange contracts outstanding at May 31, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso (cont’d.),
Expiring 06/16/21	Goldman Sachs International	MXN	28,137	$1,341,000	$1,409,557	$—	$(68,557)
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	MXN	51,476	2,573,000	2,578,797	—	(5,797)
New Taiwanese Dollar,
Expiring 06/16/21	Citibank, N.A.	TWD	117,173	4,181,000	4,239,544	—	(58,544)
Expiring 06/16/21	Credit Suisse International	TWD	168,163	6,014,000	6,084,502	—	(70,502)
Expiring 06/16/21	Credit Suisse International	TWD	126,079	4,521,000	4,561,813	—	(40,813)
Expiring 06/16/21	Credit Suisse International	TWD	100,304	3,572,000	3,629,190	—	(57,190)
Expiring 06/16/21	Credit Suisse International	TWD	97,104	3,440,000	3,513,435	—	(73,435)
Expiring 06/16/21	Credit Suisse International	TWD	85,711	3,077,000	3,101,204	—	(24,204)
Expiring 06/16/21	Credit Suisse International	TWD	59,603	2,135,000	2,156,552	—	(21,552)
Expiring 06/16/21	HSBC Bank PLC	TWD	101,288	3,583,000	3,664,803	—	(81,803)
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	TWD	84,087	3,015,000	3,042,436	—	(27,436)
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	TWD	60,744	2,142,000	2,197,840	—	(55,840)
Expiring 06/16/21	Morgan Stanley & Co. International PLC	TWD	125,181	4,490,000	4,529,315	—	(39,315)
Expiring 06/16/21	Morgan Stanley & Co. International PLC	TWD	87,258	3,132,000	3,157,158	—	(25,158)
Expiring 06/16/21	Morgan Stanley & Co. International PLC	TWD	62,865	2,221,000	2,274,600	—	(53,600)
Expiring 06/16/21	UBS AG	TWD	73,614	2,621,000	2,663,523	—	(42,523)
New Zealand Dollar,
Expiring 07/20/21	Goldman Sachs International	NZD	2,272	1,637,000	1,645,386	—	(8,386)
Expiring 07/20/21	UBS AG	NZD	2,233	1,622,000	1,617,168	4,832	—
Norwegian Krone,
Expiring 07/19/21	BNP Paribas S.A.	NOK	28,040	3,363,000	3,353,131	9,869	—
Expiring 07/19/21	Citibank, N.A.	NOK	28,574	3,389,465	3,416,918	—	(27,453)
Peruvian Nuevo Sol,
Expiring 06/16/21	Citibank, N.A.	PEN	57,849	15,618,391	15,197,215	421,176	—

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2021
Forward foreign currency exchange contracts outstanding at May 31, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Peruvian Nuevo Sol (cont’d.),
Expiring 06/16/21	Goldman Sachs International	PEN	31,149	$8,408,313	$8,183,115	$225,198	$—
Expiring 06/16/21	Goldman Sachs International	PEN	22,493	6,162,435	5,908,996	253,439	—
Expiring 06/16/21	Morgan Stanley & Co. International PLC	PEN	22,943	6,263,205	6,027,176	236,029	—
Philippine Peso,
Expiring 06/16/21	Citibank, N.A.	PHP	196,117	4,075,920	4,100,935	—	(25,015)
Expiring 06/16/21	Citibank, N.A.	PHP	183,852	3,780,000	3,844,459	—	(64,459)
Expiring 06/16/21	Citibank, N.A.	PHP	166,404	3,416,000	3,479,609	—	(63,609)
Expiring 06/16/21	Citibank, N.A.	PHP	108,191	2,250,000	2,262,350	—	(12,350)
Expiring 06/16/21	Citibank, N.A.	PHP	92,490	1,918,080	1,934,023	—	(15,943)
Expiring 06/16/21	Goldman Sachs International	PHP	182,853	3,757,000	3,823,581	—	(66,581)
Expiring 06/16/21	HSBC Bank PLC	PHP	296,352	6,163,000	6,196,906	—	(33,906)
Expiring 06/16/21	HSBC Bank PLC	PHP	216,562	4,520,000	4,528,459	—	(8,459)
Expiring 06/16/21	HSBC Bank PLC	PHP	112,998	2,356,000	2,362,873	—	(6,873)
Expiring 06/16/21	HSBC Bank PLC	PHP	106,053	2,209,000	2,217,638	—	(8,638)
Expiring 06/16/21	HSBC Bank PLC	PHP	104,413	2,173,000	2,183,337	—	(10,337)
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	PHP	196,514	4,092,000	4,109,242	—	(17,242)
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	PHP	185,826	3,870,000	3,885,740	—	(15,740)
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	PHP	102,773	2,142,000	2,149,055	—	(7,055)
Expiring 06/16/21	Morgan Stanley & Co. International PLC	PHP	107,916	2,223,000	2,256,585	—	(33,585)
Expiring 06/16/21	STANDARD CHARTERED BANK	PHP	216,622	4,461,000	4,529,703	—	(68,703)
Expiring 06/16/21	STANDARD CHARTERED BANK	PHP	188,811	3,887,000	3,948,163	—	(61,163)
Polish Zloty,
Expiring 07/19/21	Citibank, N.A.	PLN	49,085	12,900,181	13,354,343	—	(454,162)
Russian Ruble,
Expiring 06/16/21	Barclays Bank PLC	RUB	178,325	2,362,000	2,428,637	—	(66,637)
Expiring 06/16/21	Barclays Bank PLC	RUB	113,074	1,528,000	1,539,976	—	(11,976)
Expiring 06/16/21	Morgan Stanley & Co. International PLC	RUB	167,346	2,269,000	2,279,105	—	(10,105)

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2021
Forward foreign currency exchange contracts outstanding at May 31, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Russian Ruble (cont’d.),
Expiring 06/16/21	Morgan Stanley & Co. International PLC	RUB	119,708	$1,593,000	$1,630,316	$—	$(37,316)
Expiring 06/16/21	Morgan Stanley & Co. International PLC	RUB	112,872	1,514,000	1,537,228	—	(23,228)
Expiring 06/16/21	Morgan Stanley & Co. International PLC	RUB	111,041	1,509,000	1,512,282	—	(3,282)
Expiring 06/16/21	Morgan Stanley & Co. International PLC	RUB	110,595	1,491,000	1,506,209	—	(15,209)
Singapore Dollar,
Expiring 06/16/21	Citibank, N.A.	SGD	3,302	2,479,000	2,496,844	—	(17,844)
Expiring 06/16/21	Goldman Sachs International	SGD	5,025	3,760,000	3,799,119	—	(39,119)
Expiring 06/16/21	Goldman Sachs International	SGD	3,187	2,394,000	2,409,386	—	(15,386)
Expiring 06/16/21	Goldman Sachs International	SGD	3,181	2,376,000	2,405,274	—	(29,274)
Expiring 06/16/21	Goldman Sachs International	SGD	3,041	2,269,000	2,299,332	—	(30,332)
Expiring 06/16/21	Goldman Sachs International	SGD	2,564	1,934,000	1,939,016	—	(5,016)
Expiring 06/16/21	HSBC Bank PLC	SGD	4,042	3,014,000	3,056,240	—	(42,240)
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	SGD	8,758	6,577,988	6,622,129	—	(44,141)
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	SGD	5,033	3,750,000	3,805,801	—	(55,801)
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	SGD	2,973	2,236,000	2,247,953	—	(11,953)
Expiring 06/16/21	UBS AG	SGD	5,948	4,456,000	4,497,105	—	(41,105)
South African Rand,
Expiring 06/17/21	Bank of America, N.A.	ZAR	33,883	2,166,000	2,452,303	—	(286,303)
Expiring 06/17/21	Barclays Bank PLC	ZAR	24,698	1,618,470	1,787,513	—	(169,043)
Expiring 06/17/21	BNP Paribas S.A.	ZAR	31,317	2,017,000	2,266,597	—	(249,597)
Expiring 06/17/21	JPMorgan Chase Bank, N.A.	ZAR	63,508	4,155,363	4,596,463	—	(441,100)
Expiring 09/15/21	The Toronto-Dominion Bank	ZAR	9,128	654,869	652,877	1,992	—
South Korean Won,
Expiring 06/16/21	Citibank, N.A.	KRW	1,654,705	1,479,000	1,485,286	—	(6,286)

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2021
Forward foreign currency exchange contracts outstanding at May 31, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South Korean Won (cont’d.),
Expiring 06/16/21	Credit Suisse International	KRW	2,677,423	$2,403,000	$2,403,291	$—	$(291)
Expiring 06/16/21	Goldman Sachs International	KRW	4,044,866	3,591,000	3,630,728	—	(39,728)
Expiring 06/16/21	HSBC Bank PLC	KRW	40,895,296	35,796,450	36,708,178	—	(911,728)
Expiring 06/16/21	HSBC Bank PLC	KRW	3,419,963	3,036,000	3,069,806	—	(33,806)
Expiring 06/16/21	Morgan Stanley & Co. International PLC	KRW	3,128,631	2,812,000	2,808,302	3,698	—
Expiring 06/16/21	UBS AG	KRW	3,077,400	2,699,000	2,762,316	—	(63,316)
Swedish Krona,
Expiring 07/19/21	Goldman Sachs International	SEK	13,141	1,549,000	1,583,130	—	(34,130)
Swiss Franc,
Expiring 07/19/21	Barclays Bank PLC	CHF	13,966	15,182,331	15,547,120	—	(364,789)
Thai Baht,
Expiring 06/16/21	Citibank, N.A.	THB	80,706	2,619,000	2,582,395	36,605	—
Expiring 06/16/21	Citibank, N.A.	THB	80,556	2,610,000	2,577,605	32,395	—
Expiring 06/16/21	Credit Suisse International	THB	118,789	3,814,000	3,800,966	13,034	—
Expiring 06/16/21	Credit Suisse International	THB	95,599	3,060,000	3,058,943	1,057	—
Expiring 06/16/21	Goldman Sachs International	THB	106,884	3,481,000	3,420,040	60,960	—
Expiring 06/16/21	Goldman Sachs International	THB	55,179	1,776,000	1,765,583	10,417	—
Expiring 06/16/21	Goldman Sachs International	THB	53,811	1,745,000	1,721,839	23,161	—
Expiring 06/16/21	HSBC Bank PLC	THB	109,420	3,532,000	3,501,181	30,819	—
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	THB	107,873	3,501,000	3,451,676	49,324	—
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	THB	92,337	2,962,000	2,954,579	7,421	—
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	THB	83,842	2,722,000	2,682,736	39,264	—
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	THB	70,515	2,256,000	2,256,303	—	(303)

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2021
Forward foreign currency exchange contracts outstanding at May 31, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Turkish Lira,
Expiring 06/16/21	Barclays Bank PLC	TRY	8,628	$1,094,000	$997,070	$96,930	$—
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	TRY	118,800	13,708,903	13,728,531	—	(19,628)
				$754,880,252	$766,558,888	1,847,189	(13,525,825)
						$10,819,999	$(17,080,275)
Credit default swap agreements outstanding at May 31, 2021:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at May 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
Bellemeade Re Ltd.	06/30/21	1.250%(M)	523	*	$73	$—	$73	Goldman Sachs International
Delta Home Equity	06/30/21	1.250%(M)	4,868	*	676	—	676	Goldman Sachs International
GS Mortgage Backed Securities	06/30/21	1.250%(M)	1,100	*	153	—	153	Goldman Sachs International
GS Mortgage Backed Securities	06/30/21	1.250%(M)	1,044	*	145	—	145	Goldman Sachs International
GS Mortgage Backed Securities	06/30/21	1.250%(M)	725	*	101	—	101	Goldman Sachs International
GSAMP Home Equity	06/30/21	1.250%(M)	1,768	*	246	—	246	Goldman Sachs International
GSRPM Mortgage Loan Trust	06/30/21	1.250%(M)	554	*	77	—	77	Goldman Sachs International
MFRA Trust	06/30/21	0.500%(M)	885	*	49	—	49	Goldman Sachs International

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2021
Credit default swap agreements outstanding at May 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at May 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed and/or mortgage-backed securities - Sell Protection(2)^ (cont’d.):
MFRA Trust	06/30/21	1.250%(M)	171	*	$24	$—	$24	Goldman Sachs International
Mill City Mortgage Trust	06/30/21	1.250%(M)	1,028	*	143	—	143	Goldman Sachs International
RCKT Mortgage Trust	06/30/21	1.250%(M)	954	*	133	—	133	Goldman Sachs International
Starwood Mortgage Residential Trust	06/30/21	1.250%(M)	963	*	134	—	134	Goldman Sachs International
					$1,954	$—	$1,954

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)			Fair Value		Upfront Premiums Paid (Received)		Unrealized Appreciation (Depreciation)		Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
United Mexican States	06/20/23	1.000%(Q)		35	$(538)		$92		$(630)		Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)		30	(461)		196		(657)		Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)		10	(153)		73		(226)		Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)		10	(154)		67		(221)		Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)		10	(153)		25		(178)		Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)		5	(77)		13		(90)		Citibank, N.A.
United Mexican States	06/20/24	1.000%(Q)		2,340	(41,144)		1,519		(42,663)		Barclays Bank PLC
United Mexican States	12/20/24	1.000%(Q)		180	(2,832)		902		(3,734)		Citibank, N.A.
United States of America	12/20/22	0.250%(Q)	EUR	7,195	(32,729)		(27,463)		(5,266)		Barclays Bank PLC
					$(78,241)		$(24,576)		$(53,665)

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2021
Credit default swap agreements outstanding at May 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at May 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Boeing Co.	12/20/21	1.000%(Q)		3,100	0.481%	$15,537	$9,331	$6,206	Bank of America, N.A.
Boeing Co.	12/20/21	1.000%(Q)		2,485	0.481%	12,317	6,282	6,035	Goldman Sachs International
Casino Guichard Perrachon SA	06/20/24	5.000%(Q)	EUR	2,860	*	60,829	56,360	4,469	Goldman Sachs International
Casino Guichard Perrachon SA	06/20/24	5.000%(Q)	EUR	1,520	*	32,329	31,069	1,260	Goldman Sachs International
General Electric Co.	06/20/22	1.000%(Q)		8,050	0.276%	78,352	60,006	18,346	Morgan Stanley & Co. International PLC
General Motors Co.	06/20/26	5.000%(Q)		2,390	*	493,358	471,223	22,135	Goldman Sachs International
Hess Corp.	12/20/21	1.000%(Q)		12,500	0.375%	69,249	35,049	34,200	Goldman Sachs International
HSBC Bank PLC	12/20/21	1.000%(Q)	EUR	20,000	0.137%	170,448	107,104	63,344	Morgan Stanley & Co. International PLC
Petroleos Mexicanos	06/20/21	1.000%(Q)		1,490	1.022%	2,845	(868)	3,713	Morgan Stanley & Co. International PLC
Petroleos Mexicanos	06/20/23	1.000%(Q)		550	2.330%	(13,884)	(21,487)	7,603	BNP Paribas S.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)		25	2.330%	(631)	(684)	53	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)		25	2.330%	(631)	(581)	(50)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)		10	2.330%	(252)	(280)	28	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)		10	2.330%	(252)	(275)	23	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)		10	2.330%	(253)	(231)	(22)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)		5	2.330%	(126)	(116)	(10)	Citibank, N.A.
Petroleos Mexicanos	06/20/24	1.000%(Q)		2,340	2.858%	(123,548)	(134,451)	10,903	Barclays Bank PLC

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2021
Credit default swap agreements outstanding at May 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at May 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Petroleos Mexicanos	12/20/24	1.000%(Q)	180	3.139%	$(12,645)	$(12,077)	$(568)	Citibank, N.A.
Republic of Panama	06/20/21	1.000%(Q)	2,350	0.176%	6,041	1,061	4,980	Citibank, N.A.
Republic of Uruguay	06/20/21	1.000%(Q)	600	0.614%	1,333	(111)	1,444	Citibank, N.A.
Simon Property Group LP	06/20/26	1.000%(Q)	3,820	0.797%	45,564	44,860	704	Goldman Sachs International
Teva Pharmaceutical Industries Ltd.	12/20/21	1.000%(Q)	560	1.122%	718	786	(68)	Barclays Bank PLC
T-Mobile USA, Inc.	09/20/21	5.000%(Q)	3,700	0.449%	89,975	55,174	34,801	Barclays Bank PLC
T-Mobile USA, Inc.	12/20/21	5.000%(Q)	2,110	0.471%	75,283	55,791	19,492	Barclays Bank PLC
Verizon Communications, Inc.	06/20/26	1.000%(Q)	5,130	*	119,150	108,801	10,349	Goldman Sachs International
					$1,121,106	$871,736	$249,370

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at May 31, 2021(4)	Value at Trade Date	Value at May 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.HY.35.V1	12/20/25	5.000%(Q)	123,865	2.674%	$9,004,080	$13,311,033	$4,306,953
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2021
index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Inflation swap agreements outstanding at May 31, 2021:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at May 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Inflation Swap Agreements:
4,240	01/12/26	2.185%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	$—	$(144,851)	$(144,851)
1,200	01/13/31	2.229%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(53,436)	(53,436)
3,600	01/13/31	2.230%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(159,922)	(159,922)
4,390	04/07/31	2.469%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(70,056)	(70,056)

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2021
Inflation swap agreements outstanding at May 31, 2021 (continued):
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at May 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Inflation Swap Agreements (cont’d):
2,570	04/09/31	2.435%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	$—	$(50,156)	$(50,156)
5,170	04/09/31	2.448%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(93,867)	(93,867)
5,140	04/13/31	2.445%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(93,897)	(93,897)
3,125	04/13/31	2.450%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(55,387)	(55,387)
3,145	04/14/31	2.450%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(55,326)	(55,326)
2,560	04/15/31	2.460%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(42,098)	(42,098)
4,955	04/15/31	2.465%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(78,784)	(78,784)
				$—	$(897,780)	$(897,780)
(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
Interest rate swap agreements outstanding at May 31, 2021:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at May 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
AUD	9,900	02/13/30	1.210%(S)	6 Month BBSW(2)(S)	$(39)	$(182,805)	$(182,766)
AUD	3,770	01/18/31	1.073%(S)	6 Month BBSW(2)(S)	(81)	(143,637)	(143,556)
AUD	6,500	01/18/31	1.081%(S)	6 Month BBSW(2)(S)	1,143	(243,821)	(244,964)
AUD	12,760	03/19/31	1.800%(S)	6 Month BBSW(2)(S)	(1,386)	152,457	153,843
AUD	4,255	03/19/31	1.850%(S)	6 Month BBSW(2)(S)	(476)	66,452	66,928
BRL	30,765	01/02/25	5.903%(T)	1 Day BROIS(2)(T)	—	(91,987)	(91,987)
BRL	52,465	01/02/25	6.343%(T)	1 Day BROIS(2)(T)	—	(320,941)	(320,941)
BRL	56,649	01/02/25	6.343%(T)	1 Day BROIS(2)(T)	—	(350,187)	(350,187)

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2021
Interest rate swap agreements outstanding at May 31, 2021 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at May 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
BRL	6,347	01/02/25	6.640%(T)	1 Day BROIS(2)(T)	$—	$30,054	$30,054
BRL	7,043	01/02/25	6.670%(T)	1 Day BROIS(2)(T)	—	35,848	35,848
BRL	26,717	01/04/27	6.225%(T)	1 Day BROIS(2)(T)	—	(312,999)	(312,999)
BRL	18,408	01/04/27	6.845%(T)	1 Day BROIS(2)(T)	—	(203,720)	(203,720)
BRL	18,030	01/04/27	6.890%(T)	1 Day BROIS(2)(T)	—	(191,570)	(191,570)
BRL	32,041	01/04/27	6.890%(T)	1 Day BROIS(2)(T)	—	(342,697)	(342,697)
BRL	66,725	01/04/27	6.890%(T)	1 Day BROIS(2)(T)	—	(716,020)	(716,020)
BRL	5,913	01/04/27	6.912%(T)	1 Day BROIS(2)(T)	—	(8,658)	(8,658)
CAD	20,160	01/14/26	0.875%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	(172)	(301,476)	(301,304)
CAD	18,110	01/19/26	0.865%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	(151)	(281,440)	(281,289)
CLP	19,445,000	01/25/26	1.634%(S)	1 Day CLOIS(2)(S)	—	(1,403,570)	(1,403,570)
CLP	500,000	01/21/28	2.065%(S)	1 Day CLOIS(2)(S)	—	(54,558)	(54,558)
COP	6,516,000	02/18/25	4.505%(Q)	1 Day COOIS(2)(Q)	—	4,590	4,590
COP	7,607,250	02/21/25	4.565%(Q)	1 Day COOIS(2)(Q)	—	9,443	9,443
COP	7,380,000	01/20/26	3.085%(Q)	1 Day COOIS(2)(Q)	—	(138,410)	(138,410)
COP	3,000,000	01/29/26	3.065%(Q)	1 Day COOIS(2)(Q)	—	(56,553)	(56,553)
COP	50,425,000	02/03/26	3.080%(Q)	1 Day COOIS(2)(Q)	—	(961,106)	(961,106)
COP	4,604,000	02/18/30	5.072%(Q)	1 Day COOIS(2)(Q)	—	(50,299)	(50,299)

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2021
Interest rate swap agreements outstanding at May 31, 2021 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at May 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
COP	3,221,000	02/18/30	5.081%(Q)	1 Day COOIS(2)(Q)	$—	$(34,616)	$(34,616)
COP	4,701,000	02/24/30	5.078%(Q)	1 Day COOIS(2)(Q)	—	(51,143)	(51,143)
GBP	1,340	05/08/24	0.950%(A)	1 Day SONIA(1)(A)	(42,477)	(40,553)	1,924
GBP	4,196	05/08/25	1.000%(A)	1 Day SONIA(1)(A)	(262,597)	(154,694)	107,903
GBP	10,795	05/08/26	1.000%(A)	1 Day SONIA(1)(A)	(570,507)	(421,339)	149,168
GBP	366	10/22/28	0.680%(A)	1 Day SONIA(1)(A)	—	(3,728)	(3,728)
GBP	2,730	05/08/29	1.100%(A)	1 Day SONIA(1)(A)	(139,683)	(133,204)	6,479
GBP	422	05/08/31	1.150%(A)	1 Day SONIA(1)(A)	(18,372)	(22,329)	(3,957)
GBP	155	05/08/34	1.200%(A)	1 Day SONIA(1)(A)	(5,395)	(9,097)	(3,702)
HUF	162,000	02/13/30	1.595%(A)	6 Month BUBOR(2)(S)	—	(44,571)	(44,571)
HUF	2,548,000	02/14/30	1.605%(A)	6 Month BUBOR(2)(S)	—	(694,223)	(694,223)
HUF	730,000	02/18/30	1.803%(A)	6 Month BUBOR(2)(S)	—	(158,214)	(158,214)
MXN	58,185	03/19/26	6.050%(M)	28 Day Mexican Interbank Rate(2)(M)	(132)	(13,489)	(13,357)
MXN	114,800	01/12/28	5.020%(M)	28 Day Mexican Interbank Rate(2)(M)	(86)	(446,556)	(446,470)
MXN	15,820	01/03/31	5.550%(M)	28 Day Mexican Interbank Rate(2)(M)	(69)	(70,486)	(70,417)
MXN	45,200	01/13/31	5.460%(M)	28 Day Mexican Interbank Rate(2)(M)	(60)	(218,293)	(218,233)
MXN	163,500	01/15/31	5.450%(M)	28 Day Mexican Interbank Rate(2)(M)	(218)	(797,004)	(796,786)

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2021
Interest rate swap agreements outstanding at May 31, 2021 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at May 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
MXN	24,080	01/16/31	5.450%(M)	28 Day Mexican Interbank Rate(2)(M)	$(32)	$(117,481)	$(117,449)
MXN	39,780	01/03/33	5.715%(M)	28 Day Mexican Interbank Rate(2)(M)	(67)	(211,333)	(211,266)
MXN	11,865	12/28/35	6.000%(M)	28 Day Mexican Interbank Rate(2)(M)	(75)	(69,081)	(69,006)
NZD	3,500	02/14/30	1.523%(S)	3 Month BBR(2)(Q)	—	(64,593)	(64,593)
NZD	2,650	01/19/31	1.090%(S)	3 Month BBR(2)(Q)	—	(146,730)	(146,730)
NZD	10,930	01/19/31	1.096%(S)	3 Month BBR(2)(Q)	4,923	(600,745)	(605,668)
NZD	4,260	01/26/31	1.098%(S)	3 Month BBR(2)(Q)	—	(235,091)	(235,091)
NZD	6,215	03/22/31	1.920%(S)	3 Month BBR(2)(Q)	—	(17,300)	(17,300)
PLN	9,750	01/19/31	1.200%(A)	6 Month WIBOR(2)(S)	3,722	(155,614)	(159,336)
PLN	39,120	01/21/31	1.170%(A)	6 Month WIBOR(2)(S)	(35,188)	(655,177)	(619,989)
PLN	15,140	03/16/31	1.760%(A)	6 Month WIBOR(2)(S)	11,079	(40,503)	(51,582)
	11,680	01/19/26	0.380%(A)	1 Day USOIS(1)(A)	—	127,727	127,727
	13,930	01/21/26	0.374%(A)	1 Day USOIS(1)(A)	—	157,766	157,766
	5,100	02/14/30	1.382%(A)	1 Day USOIS(1)(A)	—	(71,801)	(71,801)
	940	01/19/31	0.931%(A)	1 Day USOIS(1)(A)	—	33,614	33,614
	2,590	01/20/31	0.915%(A)	1 Day USOIS(1)(A)	—	96,566	96,566
	9,925	03/22/31	1.449%(A)	1 Day USOIS(1)(A)	—	(108,089)	(108,089)
ZAR	10,000	12/17/25	4.855%(Q)	3 Month JIBAR(1)(Q)	—	21,703	21,703
ZAR	47,000	02/11/30	7.481%(Q)	3 Month JIBAR(2)(Q)	(1,942)	99,749	101,691

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2021
Interest rate swap agreements outstanding at May 31, 2021 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at May 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
ZAR	65,500	02/28/30	7.500%(Q)	3 Month JIBAR(2)(Q)	$(18,214)	$133,460	$151,674
ZAR	35,600	03/02/30	7.625%(Q)	3 Month JIBAR(2)(Q)	902	118,245	117,343
ZAR	37,400	03/12/30	7.840%(Q)	3 Month JIBAR(2)(Q)	(309)	160,537	160,846
ZAR	24,800	03/12/30	7.900%(Q)	3 Month JIBAR(2)(Q)	(214)	113,889	114,103
ZAR	85,000	03/18/30	10.650%(Q)	3 Month JIBAR(2)(Q)	—	342,090	342,090
ZAR	7,700	03/27/30	9.150%(Q)	3 Month JIBAR(2)(Q)	(145)	82,076	82,221
ZAR	16,300	04/01/30	8.600%(Q)	3 Month JIBAR(2)(Q)	(65)	128,125	128,190
ZAR	35,900	04/03/30	9.300%(Q)	3 Month JIBAR(2)(Q)	(665)	406,354	407,019
ZAR	17,300	06/12/30	7.250%(Q)	3 Month JIBAR(2)(Q)	(950)	18,344	19,294
ZAR	114,900	07/07/30	7.040%(Q)	3 Month JIBAR(2)(Q)	(2,988)	(31,002)	(28,014)
ZAR	7,100	08/03/30	7.030%(Q)	3 Month JIBAR(2)(Q)	(103)	(4,183)	(4,080)
ZAR	115,800	01/15/31	6.765%(Q)	3 Month JIBAR(2)(Q)	(181,506)	(276,810)	(95,304)
ZAR	73,400	03/18/31	7.660%(Q)	3 Month JIBAR(2)(Q)	57,313	172,320	115,007
					$(1,205,282)	$(9,964,117)	$(8,758,835)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).